As filed with the Securities and Exchange Commission on December 18, 2001


                        Securities Act File No. 33-50390
                    Investment Company Act File No. 811-7076

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                          --
     Pre-Effective Amendment No.
                                                                          --
     Post-Effective Amendment No. 21                                       X
                                  --                                      --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                          --
Amendment No. 22                                                           X
              --                                                          --

                          WILSHIRE TARGET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 c/o PFPC Inc.
                        400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809


Registrant's Telephone Number, including Area Code: (302) 791-1763

     Name and Address of Agent for Service:
          Lisa King, Esq.
          PFPC Inc.
          400 Bellevue Parkway, 3rd Floor
          Wilmington, DE 19809

It is proposed that the filing will become effective:

   immediately upon filing pursuant to paragraph (b)
---

X  on December 21, 2001 pursuant to paragraph (b)
---

   60 days after filing pursuant to paragraph (a)(1)
---

   on ________________ pursuant to paragraph (a)(1)
---

   75 days after filing pursuant to paragraph (a)(2)
---

   on ________________ pursuant to paragraph (a)(2) of Rule 485
---

PROSPECTUS                                                     DECEMBER 21, 2001

                          HORACE MANN CLASS OF SHARES

                                       OF
                         WILSHIRE 5000 INDEX PORTFOLIO
                           (http://www.wilfunds.com)


                     OFFERED BY HORACE MANN INVESTORS, INC.
--------------------------------------------------------------------------------


TABLE OF CONTENTS                               PAGE
Introduction..................................    2
Investment and Risk Summary...................    2
    Main Investment Strategies................    2
    Who May Want to Invest in the Portfolio...    3
    Main Investment Risks.....................    3
Performance and Fee Information...............    3
More Information about Investments and
 Risks........................................    5
Management of the Portfolio...................    6
    Investment Adviser........................    6
    Service and Distribution Plan.............    6
Shareholder Information.......................    6
    How to Purchase Portfolio Shares..........    6
    How to Sell Portfolio Shares..............    8
    Pricing of Shares.........................    9
Dividend and Distribution Information.........   10
Tax Information...............................   10
Financial Highlights..........................   10


--------------------------------------------------------------------------------


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THIS PORTFOLIO OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

--------------------------------------------------------------------------------

                                  INTRODUCTION

This prospectus describes the Horace Mann Class of Shares of the Wilshire 5000 Index Portfolio (the "Portfolio") offered by the Wilshire Target Funds, Inc. (the "Company", "we" or "us").


The Portfolio's investment objective is to replicate as closely as possible the performance of the Wilshire 5000 Index (the "Index") before the deduction of Portfolio expenses. The Portfolio's investment objective may not be changed without approval of its shareholders in accordance with the Investment Company Act of 1940, as amended. The Portfolio is not guaranteed to meet its objective.


On the following pages you will find important information about the Portfolio and its Horace Mann Class of Shares, including:


- the main investment strategies used by Wilshire Associates Incorporated ("Wilshire") in trying to achieve the Portfolio's objective;



- the main risks of an investment in the Portfolio;



- the Portfolio's past performance measured on a year-by-year basis; and



- the fees and expenses that you will pay as a shareholder.



  Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. You could lose money by investing in the Portfolio.


                          INVESTMENT AND RISK SUMMARY


                           MAIN INVESTMENT STRATEGIES


    - Invests primarily in the common stock of companies included in the Index that are representative of the entire Index.

    - Uses a "quantitative" or "indexing" investment approach, which tries to duplicate the investment composition and performance of the Index through statistical procedures.

    - Normally holds stocks representing at least 90% of the total market value of the Index.

The Index includes all U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market. It includes over 6,000 stocks, with each stock weighted according to its market value. This means that companies having a larger stock capitalization will have a larger impact on the Index. The Index has been computed continuously since 1974, is published daily in many major newspapers and is the broadest measure of the U.S. equity market. The Portfolio does not hold all securities included in the Index; it normally holds stocks representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.

                    WHO MAY WANT TO INVEST IN THE PORTFOLIO


The Portfolio may appeal to you if:


       - you are a long-term investor or saver;



       - you seek growth of capital;



       - you seek to capture the returns of the entire U.S. equity market;



       - you seek the potential risk reduction of broad diversification across both large and small capitalization stocks and both value and growth stocks; or



       - you seek an index fund which, unlike a traditional index fund, includes stocks of small- and mid-capitalization, as well as large capitalization companies.


                             MAIN INVESTMENT RISKS

The Portfolio's share price will fluctuate with changes in the market value of the securities it owns. All securities are subject to market, economic and business risks that cause their prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Because the Portfolio provides a broad exposure to the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, over time it may be less volatile than a fund which provides exposure to a particular segment of the U.S. stock market.

                        PERFORMANCE AND FEE INFORMATION


The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how Horace Mann Class of Shares have performed in the past and by showing how the Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL
RETURN

2000  -11.09%

During the period shown in the bar chart, the highest return for a quarter was 3.40% (quarter ended 3/31/00) and the lowest return for a quarter was (10.02%) (quarter ended 12/31/00). The year-to-date return for the period from January 1, 2001 through September 30, 2001 was (21.19 %).



                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2000)



                                                                           SINCE
                                                               1 YEAR    INCEPTION*
                                                              --------   ----------
Horace Mann Class of Shares.................................   (11.09)%     5.22%
Wilshire 5000 Index.........................................   (10.89)%    (6.72)%**



* Inception date (commencement of investment operations) of the Horace Mann Class of Shares was December 10, 1999



**  Beginning December 10, 1999


FEES AND EXPENSES OF THE HORACE MANN CLASS OF SHARES

This table shows the fees and expenses you may pay when you buy and hold Horace Mann Class of Shares of the Portfolio.


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                              HORACE MANN
                                                                 CLASS
                                                              -----------
Management Fees.............................................      0.10%
Distribution and Service (12b-1) Fees.......................      0.35%
Other Expenses..............................................      0.58%
                                                                 -----
Total Annual Portfolio Operating Expenses...................      1.03%


EXAMPLE


This example helps you to compare the cost of investing in the Horace Mann Class of Shares of the Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown,
(ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses may be higher or lower than those shown.



                                                              HORACE MANN
                                                                 CLASS
                                                              -----------
1 Year......................................................    $  105
3 Years.....................................................    $  328
5 Years.....................................................    $  569
10 Years....................................................    $1,259



                  MORE INFORMATION ABOUT INVESTMENTS AND RISKS



The Portfolio provides exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Index. The Index is an unmanaged capitalization weighted index of over 6,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Portfolio does not hold all securities included in the Index; it normally holds stocks representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.



Wilshire manages the Portfolio using a "quantitative" or "indexing" investment approach. It attempts to duplicate the performance of the Index (before the deduction of Portfolio expenses) through statistical sampling procedures. Wilshire does not use traditional methods of fund investment management, such as selecting stocks based on financial analysis of individual issuers and analysis of economic, industry and market trends. It selects stocks based primarily on market capitalization and industry weightings.



Over time, Wilshire expects the correlation between the performance of the Index and the Portfolio to be over 0.95 before the deduction of Portfolio expenses. A correlation of 1.00 would indicate that the Portfolio's performance exactly matched that of the Index. The Portfolio's ability to track the Index's performance may be affected by factors such as the Portfolio's expenses, changes in stocks represented in the Index, and the timing and amount of sales and redemptions of Portfolio shares.


TEMPORARY INVESTMENTS


During adverse market or economic conditions, or to meet large withdrawals, the Portfolio may temporarily invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy the Portfolio will be less likely to achieve its objective.


RISK INFORMATION

Investing in the Portfolio involves the following principal risks:

EQUITY RISK. The principal risk of investing in the Portfolio is equity risk. This risk is that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company's particular circumstances.

INDEX RISK. There is a risk that the Portfolio's performance may not match the Index exactly. Unlike the Index, the Portfolio incurs administrative expenses and transaction costs in trading stocks. The Portfolio does not hold every stock contained in the Index and there is a risk that the performance of the stocks held in the Portfolio may not track exactly the performance of the stocks held in the Index.

                          MANAGEMENT OF THE PORTFOLIO

                               INVESTMENT ADVISER


Wilshire is the investment adviser for the Portfolio. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401. It was formed in 1972 and as of October 31, 2001, managed approximately $6.2 billion in assets. Wilshire makes all investment decisions for the Portfolio.



The Portfolio paid Wilshire no advisory fee during the last fiscal year; however, Wilshire is entitled to receive an annual advisory fee equal to 0.10% of the average daily net assets of the Portfolio.



Thomas D. Stevens is the primary portfolio manager as well as the President and Chairman of the Company. He is a Senior Managing Director and Principal of Wilshire and has been employed by Wilshire since 1980.


                         SERVICE AND DISTRIBUTION PLAN


The Portfolio has adopted a Service and Distribution Plan for its Horace Mann Class of Shares (the "Plan"). The Plan authorizes payments by the Company to PFPC Distributors, Inc. (the "Distributor") annually of 0.35% of the average daily net assets attributable to the Horace Mann Class of Shares to finance distribution of those shares and services to their shareholders. Pursuant to a Dealer Agreement between the Distributor and Horace Mann Investors, Inc. ("Horace Mann") the Distributor pays to Horace Mann 0.35% of the daily net assets attributable to the Horace Mann Class of Shares for providing services to holders of shares and for maintaining shareholder accounts, such as answering shareholder inquiries regarding the Portfolio and providing shareholder reports and other information. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than other types of sales charges. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors.


                            SHAREHOLDER INFORMATION


If you have questions about the Portfolio or your account you may call us at 1-877-720-3701 or the Horace Mann home office at 1-800-999-1030.


                        HOW TO PURCHASE PORTFOLIO SHARES


You may buy Horace Mann Class of Shares without a sales charge on any day when the New York Stock Exchange (NYSE) is open for business (referred to as a business day). To purchase Horace Mann Class of Shares, contact us at 1-877-720-3701. We reserve the right to reject or limit any purchase order or suspend the offering of the Portfolio's shares, if we believe it is in the Portfolio's best interest to do so. The Portfolio does not issue share certificates.



MINIMUM INVESTMENTS. The minimum initial investment in the Portfolio is $1,000. Subsequent investments must be at least $100. Lower minimums are available for the Scheduled Payment Plan, described below. We may change the initial and subsequent minimum investment requirements at any time.


You may purchase shares as follows:


(1) HORACE MANN WILSHIRE 5000 SCHEDULED PAYMENT PLAN. Horace Mann Wilshire 5000 Scheduled Payment Plan permits you to purchase shares (minimum of $50 per transaction) at regular intervals. This service may provide you with a convenient way to invest for long-term and intermediate financial goals. You may purchase shares by electronically transferring funds from your bank account. You may choose to have your bank account debited in a specified amount, and shares purchased, either (i) once a month on the first or fifteenth day, or (ii) twice a month on both days. Your account must be at a bank which is an Automated Clearing House member.



You may establish a Scheduled Payment Plan by either checking the appropriate box on the Account Application or filing an authorization form with us. You may obtain the necessary authorization form, cancel your participation in this privilege or change the amount of purchase at any time (i) by mailing a letter to Wilshire Target Funds, Inc. -- Horace Mann Class of Shares, P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or (ii) by calling us at 1-877-720-3701. We may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.


(2) WIRE PAYMENTS. You can pay by wire if your bank account is maintained at a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Send funds by wire to:

       Boston Safe Deposit and Trust Company (ABA #011001234)
       Wilshire Target Funds, Inc. -- Horace Mann Class of Shares
       DDA #065-587
       [(Portfolio Account No. or Your Taxpayer Identification No. for new accounts)]


If your initial purchase of Portfolio shares is by wire, please call 1-877-720-3701 after completing your wire payment to obtain your Portfolio account number. Please include your Portfolio account number on the Account Application and promptly mail the Account Application to us, as no redemptions will be permitted until the Account Application is received.



(3) CHECKS. Checks should be made payable to "Wilshire Target Funds, Inc. -- Horace Mann Class of Shares" and mailed to:



       Wilshire Target Funds, Inc.
       P.O. Box 60488
       King of Prussia, PA 19406-0488



Your initial investment should be accompanied by a completed and signed Account Application.


(4) ELECTRONIC FUNDS TRANSFER. You may make subsequent investments by electronic transfer of funds from an account maintained in a bank that is an Automated Clearing House member. The minimum purchase by electronic fund transfer is $500 and the maximum is $50,000 for any one transfer. You must direct the bank to send funds through the Automated Clearing House to:

       Boston Safe Deposit and Trust Company
       Wilshire Target Funds, Inc. -- Horace Mann Class of Shares
       [Your Shareholder Account Number]
       Account of [Your Name]

                          HOW TO SELL PORTFOLIO SHARES


You may sell your shares back to the Portfolio (known as redeeming shares) on any business day without a redemption fee. The Portfolio may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolio cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Portfolio to suspend redemptions. We reserve the right to impose a redemption fee in the future.



(1) BY TELEPHONE. To sell your shares in the Portfolio by telephone you may call us at 1-877-720-3701. You may request that redemption proceeds be mailed to you by check or forwarded to you by bank wire.



    a. Telephone Redemption by Check. We will make checks payable to the name in which the account is registered and normally will mail the check to you at your address of record within seven days after we receive your request. Any request for redemption proceeds made within 60 days of changing your address of record, must be in writing with the signature guaranteed.



    b. Telephone Redemption by Wire. We accept telephone requests for wire redemptions of at least $1,000 for the Portfolio. We will send a wire to either a bank designated on your Account Application or on a subsequent letter with a guaranteed signature. Your designated bank must be a member of the Federal Reserve System or a correspondent bank. We normally wire proceeds on the next business day after we receive your request.



(2) BY MAIL. You may also sell your shares by mailing a request to: Wilshire Target Funds, Inc. -- Horace Mann Class of Shares, P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. We normally will mail a check to you at your address of record within seven days after we receive your request. Your letter should state that you are redeeming Horace Mann Class of Shares of the Wilshire 5000 Index Portfolio, the dollar amount or number of shares you are redeeming, and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all owners must sign. We require a signature guarantee for each signature on your redemption letter, (i) if you redeem more than $50,000, (ii) if proceeds are to be paid to someone other than the registered holder of shares, or (iii) if the investor's address of record has changed within the past 60 days.



SIGNATURE GUARANTEES. If a signature guarantee is required you must have a medallion signature guarantee from an eligible guarantor. A notarized signature is not sufficient. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents

Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.



INVOLUNTARY REDEMPTION. We may redeem all shares in your account if their value falls below $500 as a result of redemptions (but not as a result of a decline in their net asset value). We will notify you in writing and give you 45 days to increase the value of your account to at least $500.


REDEMPTION PROCEEDS. You cannot redeem shares until we have received your Account Application. If you purchased your shares by check, you may not redeem shares until the check clears, which may take up to 15 days following purchase. Although we will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after we receive your redemption order.


The Portfolio may pay your redemption proceeds wholly or partly in securities. This would happen only in the rare instance that the Company's Board of Directors believes it would be in the Portfolio's best interest not to pay redemption proceeds in cash. When you sell these securities you will pay brokerage commissions.



If you choose to receive distributions in cash and distribution checks are returned as undeliverable, or remain uncashed for six months, we will change your account so that all future distributions are reinvested in the Portfolio. Checks that remain uncashed for six months will be canceled and the money reinvested in the Portfolio. No interest is paid during the time a redemption check is outstanding.



TELEPHONE TRANSACTIONS. If you authorize telephone transactions, bear in mind that you may be responsible for any fraudulent telephone transaction in your account so long as the Company and its service providers follow reasonable procedures to protect against unauthorized transactions. All telephone calls are recorded for your protection and you will be asked for information to verify your identification. If you are unable to reach us by telephone (for example, after normal business hours or during periods of unusual market activity), consider placing your order by mail.


                               PRICING OF SHARES


When you purchase Horace Mann Class of Shares of the Portfolio, the price you pay per share is the net asset value of the shares next determined after we receive your purchase order in good order. Similarly, the price you receive when you redeem your shares is the net asset value of the shares next determined after we receive your redemption request in good order. We calculate the net asset value per share at the close of business on the NYSE on each business day. Net asset value per share is calculated by adding the Horace Mann Class of Shares' portion of the value of the individual securities held by the Portfolio, subtracting the liabilities of that class, and dividing by the total number of Horace Mann Class of Shares outstanding. We value each individual security the Portfolio holds by using market quotations; if a current market quotation is not readily available or we believe it does not reflect the security's true value, a fair value is determined by or under the direction of the Board of Directors of the Company.

                     DIVIDEND AND DISTRIBUTION INFORMATION


The Portfolio intends to pay any dividends and capital gain distributions at least once a year. You may have dividends or capital gains distributions of the Portfolio automatically reinvested at net asset value in additional shares of the Portfolio. You will make an election to receive dividends and distributions in cash or shares at the time you complete your Account Application. You may change this election by notifying us in writing at any time before the record date for a particular dividend or distribution. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of the Portfolio.


The value of your shares will be reduced by the amount of any dividends and distributions. If you purchase shares shortly before the record date for a dividend or distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

                                TAX INFORMATION


The Portfolio's distributions will consist of net investment income and capital gains, which are generally taxable to you at different rates depending on the length of time the Portfolio holds its assets. Dividends out of net investment income and distributions of realized short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Portfolio's distributions may be subject to federal, state or local taxes whether you receive them in cash or reinvest them in additional shares of the Portfolio. An exchange of the Portfolio's shares for shares of another Portfolio will be treated for tax purposes as a sale of the Portfolio's shares, and any gain you realize on the exchange may be taxable. Foreign shareholders may be subject to special withholding requirements.


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Portfolio.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Portfolio's shares for the period since the Horace Mann
Class of Shares was first offered. Certain information reflects the financial performance of a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements and related notes, are included in the annual report, which is available on request.

                         WILSHIRE 5000 INDEX PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                     HORACE MANN
                                                                   CLASS OF SHARES
                                                              --------------------------
                                                                 YEAR          PERIOD
                                                                ENDED           ENDED
                                                               8/31/01        8/31/00+
                                                              ----------     -----------
Net asset value, beginning of period........................   $ 12.22        $  10.00
                                                               -------        --------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income.......................................      0.05***         0.07***
Net realized and unrealized gain/(loss) on investments......     (3.17)           2.21
                                                               -------        --------

Total from investment operations............................     (3.12)           2.28
                                                               -------        --------

LESS DISTRIBUTIONS:

Dividends from net investment income........................     (0.05)          (0.06)
Distributions from capital gains............................     (0.14)             --
                                                               -------        --------

TOTAL DISTRIBUTIONS.........................................     (0.19)          (0.06)
                                                               -------        --------

Net asset value, end of period..............................   $  8.91        $  12.22
                                                               =======        ========

Total return (a)............................................    (25.79)%         22.87%**
                                                               =======        ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)........................   $ 1,623        $  1,432
Operating expenses including reimbursement/waiver/custody
  earnings credit...........................................      0.69%           0.70%*
Operating expenses excluding custody earnings credit........      0.72%           0.72%*
Operating expenses excluding reimbursement/waiver/custody
  earnings credit...........................................      1.03%           1.07%*
Net investment income including reimbursement/waiver/custody
  earnings credit...........................................      0.49%           0.44%*
Portfolio turnover rate.....................................         8%             61%**


------------------------


+ The Wilshire 5000 Index Portfolio Horace Mann Class of Shares commenced operations on December 10, 1999



*   Annualized.



**  Non-annualized.



*** The selected per share data was calculated using the weighted average shares outstanding method for the period.



(a) Total return represents aggregate total return for the period indicated.

          The following notice does not constitute part of and is not incorporated into the prospectus for the Company



                          WILSHIRE TARGET FUNDS, INC.
                               PRIVACY STATEMENT



At Wilshire Target Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.



INFORMATION WE COLLECT



We collect and retain nonpublic personal information about you that may include:



    - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;



    - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and



    - Information we collect through the use of Internet "cookies" when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user's name or email address, or anything about the user's computer using cookies.



INFORMATION WE MAY SHARE



We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:



    - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;



    - Companies that provide services for us to help market our products to you; and



    - Governmental or other legal agencies, as required by law



When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.



CONFIDENTIALITY AND SECURITY



Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.



As previously mentioned, we may collect information through the use of Internet "cookies" on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

APPLICABILITY



Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.



The Wilshire Target Funds, Inc. value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilfunds.com for additional copies of this policy.

SHAREHOLDER REPORTS



You will receive semi-annual reports dated February 28, and annual reports dated August 31 each year. These reports contain additional information about the portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.



STATEMENT OF ADDITIONAL INFORMATION



The SAI provides more detailed information about the Portfolio and is legally considered to be part of this prospectus.



HOW TO OBTAIN REPORTS



You can get free copies of annual and semi-annual reports and SAIs, request other information, and discuss your questions about the Portfolio by contacting us at:



                             Wilshire Target Funds
                                 P.O. Box 60488
                         King of Prussia, PA 19406-0488
                     Or by calling toll free 1-888-200-6796
                           (http://www.wilfunds.com)



You can review and copy information about the Portfolio, including the annual and semi-annual reports and SAIs, at the Public Reference Room of the Securities and Exchange Commission. For information about the Public Reference Room call 1-202-942-8090. You can also obtain copies:



- For a duplicating fee, by writing e-mailing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, e-mail address:
  publicinfo@sec.gov.



- Free from the Commission's EDGAR database on its Internet Website at http://www.sec.gov



                   (INVESTMENT COMPANY ACT FILE NO. 811-7076)

--------------------------------------------------------------------------------

PROSPECTUS                    W  I  L  S  H  I  R  E           DECEMBER 21, 2001

                      ------------------------------------
                               TARGET FUNDS, INC.

                   INVESTMENT AND INSTITUTIONAL CLASS SHARES
                                       OF
                         LARGE COMPANY GROWTH PORTFOLIO
                         LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                         WILSHIRE 5000 INDEX PORTFOLIO
                           (http://www.wilfunds.com)
--------------------------------------------------------------------------------


TABLE OF CONTENTS                               PAGE
Introduction..................................    2
Investment and Risk Summary...................    3
  Main Investment Strategies..................    3
  Who May Want to Invest in the Portfolios....    4
  Main Investment Risks.......................    4
Performance and Fee Information...............    5
More Information about Investments and
 Risks........................................   14
Management of the Portfolios..................   17
  Investment Adviser..........................   17
  Service and Distribution Plan...............   17
Shareholder Information.......................   17
  How to Buy Portfolio Shares.................   17
  How to Sell Portfolio Shares................   19
  Pricing of Shares...........................   21
  How to Exchange Portfolio Shares............   21
  Retirement Plans............................   22
Dividend and Distribution Information.........   22
Tax Information...............................   23
Financial Highlights..........................   24


--------------------------------------------------------------------------------


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THESE PORTFOLIOS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

--------------------------------------------------------------------------------

                                  INTRODUCTION


This prospectus describes the following Portfolios offered by the Wilshire Target Funds, Inc. (the "Company" or "we" or "us").



-  Large Company Growth Portfolio                                                 INVESTMENT OBJECTIVE:  to provide investment
-  Large Company Value Portfolio                                                  results of a portfolio of publicly traded common
-  Small Company Growth Portfolio                                                 stocks of companies in the applicable sub-category
-  Small Company Value Portfolio                                                  of the Wilshire 5000 Index (the "Index"). These
   (collectively, the "Style Portfolios")                                         Portfolios are not index funds.

-  Wilshire 5000 Index Portfolio                                                  INVESTMENT OBJECTIVE:  to replicate as closely as
   (the Index Portfolio and, together with the Style Portfolios, the Portfolios)  possible the performance of the Index before the deduction of fund expenses.



No Portfolio's investment objective may be changed without approval of the Portfolio's shareholders in accordance with the Investment Company Act of 1940, as amended. No Portfolio is guaranteed to meet its objective.


On the following pages you will find important information about each Portfolio and its Institutional and Investment classes of shares, including:


- the main investment strategies used by Wilshire Associates Incorporated ("Wilshire") in trying to achieve the Portfolio's objective;



- the main risks of an investment in the Portfolio;



- the Portfolio's past performance measured on both a year-by-year and long-term basis, when available; and



- the fees and expenses that you will pay as a shareholder.



  SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

                          INVESTMENT AND RISK SUMMARY

                           MAIN INVESTMENT STRATEGIES


LARGE COMPANY GROWTH PORTFOLIO



    - Focuses on the large company growth segment of the U.S. equity market.



    - Invests substantially all its assets in companies with the largest market capitalizations - greater than $1.9 billion as of the date of this prospectus.



    - Invests in companies that have above average earnings or sales growth histories and retention of earnings; often such companies have higher price to earnings ratios.


SMALL COMPANY GROWTH PORTFOLIO


    - Focuses on the small company growth segment of the U.S. equity market.



    - Invests substantially all its assets in companies with smaller market capitalizations - between $1.9 billion and $165 million as of the date of this prospectus.



    - Invests in companies that have above average earnings or sales growth histories and retention of earnings; often such companies have higher price to earnings ratios.



    - Less emphasis on a long history of established growth than the Large Company Growth Portfolio.


LARGE COMPANY VALUE PORTFOLIO


    - Focuses on the large company value segment of the U.S. equity market.



    - Invests substantially all its assets in companies with the largest market capitalizations - greater than $1.9 billion as of the date of this prospectus.



    - Invests in companies with relatively low price to book value ratios, low price to earnings ratios, and higher than average dividend yield (which means that their price is low relative to the size of their dividend).


SMALL COMPANY VALUE PORTFOLIO


    - Focuses on the small company value segment of the U.S. equity market.



    - Invests substantially all its assets in companies with smaller market capitalizations - between $1.9 billion and $165 million as of the date of this prospectus.



    - Invests in companies with relatively low price to book value ratios, low price to earnings ratios, and relatively high dividend yield (dividend yields for small companies are generally less than those of large companies).


Each Style Portfolio attempts to invest virtually all of its assets in common stock of companies in its category.

WILSHIRE 5000 INDEX PORTFOLIO

    - Invests primarily in the common stock of companies included in the Index that are representative of the entire Index.

    - Uses a "quantitative" or "indexing" investment approach, which tries to duplicate the investment composition and performance of the Index through statistical procedures.

    - Normally holds stocks representing at least 90% of the total market value of the Index.


The Index includes all U.S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market. It includes over 6,000 stocks, with each stock weighted according to its market value. This means that companies having a larger stock capitalization will have a larger impact on the Index. The Index has been computed continuously since 1974, is published daily in many major newspapers and is the broadest measure of the U.S. equity market. The Index Portfolio does not hold all securities included in the Index; it normally holds stocks representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.



                    WHO MAY WANT TO INVEST IN THE PORTFOLIOS


A Style Portfolio may appeal to you if:


    - you are a long-term investor or saver;



    - you seek growth of capital;



    - you believe that the market will favor a particular style, such as large cap growth stocks, over other styles in the long term and you want a focused exposure to that style; or



    - you own other funds or stocks which provide exposure to some but not all styles and would like a more complete exposure to the equity market.


The Index Portfolio may appeal to you if:


    - you are a long-term investor or saver;



    - you seek growth of capital;



    - you seek to capture the returns of the entire U.S. equity market;



    - you seek the potential risk reduction of broad diversification across both large and small capitalization stocks and both value and growth stocks; or



    - you seek an index fund which, unlike a traditional index fund, includes stocks of small- and mid-capitalization, as well as large capitalization companies.


                             MAIN INVESTMENT RISKS


Each Portfolio's share price will fluctuate with changes in the market value of the securities it owns. All securities are subject to market, economic and business risks that cause their prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. For example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Company Growth Portfolio may decline. You may lose money by investing in a Portfolio, particularly if you choose a Style Portfolio which follows a particular style that has performed poorly. Because the Index Portfolio provides a broad exposure to the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, over time it may be a less volatile investment than the Style Portfolios.

                        PERFORMANCE AND FEE INFORMATION

--------------------------------------------------------------------------------

                         LARGE COMPANY GROWTH PORTFOLIO

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Growth Portfolio by showing how Investment Class Shares of the Large Company Growth Portfolio have performed in the past and by showing how the Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL
RETURN

1993   -0.74%
1994    2.29%
1995   36.65%
1996   25.74%
1997   32.20%
1998   40.72%
1999   33.95%
2000  -15.59%


During the period shown in the bar chart, the highest return for a quarter was 25.32% (quarter ended 12/31/98) and the lowest return for a quarter was (14.47)% (quarter ended 12/31/00). The year-to-date return for the period from January 1, 2001 through September 30, 2001 was (26.05)%.



The returns for the Portfolio's Investment Class Shares were slightly lower than the Institutional Class Shares because Investment Class Shares pay Distribution (12b-1) fees.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)



                                                                                      SINCE
                                                               1 YEAR    5 YEARS    INCEPTION*
                                                              --------   --------   ----------
Investment Class............................................   (15.59%)   21.48%      18.01%
Wilshire 5000 Index.........................................   (10.89%)   16.68%      16.47%**
Institutional Class.........................................   (15.30%)    --         23.36%
Wilshire 5000 Index.........................................   (10.89%)   16.68%      18.11%***



  * Inception date (commencement of investment operations) of the Investment Class was September 30, 1992 and Institutional Class was July 15, 1996



 ** Beginning September 30, 1992



*** Beginning July 15, 1996

FEES AND EXPENSES OF THE LARGE COMPANY GROWTH PORTFOLIO



As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Portfolio shares.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
Management Fees.............................................     0.25%         0.25%
Distribution and Service (12b-1) Fees.......................     0.25%          None
Other Expenses..............................................     0.34%         0.27%
                                                                ------        ------
Total Annual Portfolio Operating Expenses...................     0.84%         0.52%


EXAMPLE:


This example helps you to compare the cost of investing in the Large Company Growth Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses may be higher or lower than those shown.



                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
1 Year......................................................    $   86         $ 53
3 Years.....................................................    $  268         $167
5 Years.....................................................    $  466         $291
10 Years....................................................    $1,037         $653


--------------------------------------------------------------------------------

                         LARGE COMPANY VALUE PORTFOLIO

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Value Portfolio by showing how Investment Class Shares of the Large Company Value Portfolio have performed in the past and by showing how the Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
TOTAL
RETURN

1993  13.26%
1994  -5.15%
1995  39.93%
1996  18.08%
1997  30.18%
1998  10.31%
1999  -6.81%
2000  16.96%


During the period shown in the bar chart, the highest return for a quarter was 14.81% (quarter ended 9/30/00) and the lowest return for a quarter was (14.20)% (quarter ended 9/30/99). The year-to-date return for the period from January 1, 2001 through September 30, 2001 was (9.79)%.



The returns for the Portfolio's Investment Class Shares were slightly lower than the Institutional Class Shares because Investment Class Shares pay Distribution (12b-1) fees.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2000)



                                                                                      SINCE
                                                               1 YEAR    5 YEARS    INCEPTION*
                                                              --------   --------   ----------
Investment Class............................................    16.96%    13.07%      13.92%
Wilshire 5000 Index.........................................   (10.89)    16.68%      16.47%**
Institutional Class.........................................    17.28%     --         14.72%
Wilshire 5000 Index.........................................   (10.89%)   16.68%      18.11%***



  * Inception date (commencement of investment operations) of the Investment Class was September 30, 1992 and Institutional Class was July 15, 1996



 ** Beginning September 30, 1992



*** Beginning July 15, 1996


FEES AND EXPENSES OF THE LARGE COMPANY VALUE PORTFOLIO

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
Management Fees.............................................     0.25%         0.25%
Distribution and Service (12b-1) Fees.......................     0.25%          None
Other Expenses..............................................     0.48%         0.46%
                                                                ------        ------
Total Annual Portfolio Operating Expenses...................     0.98%         0.71%

EXAMPLE:


This example helps you to compare the cost of investing in the Large Company Value Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) Portfolio operating expenses remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses may be higher or lower than those shown.



                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
1 Year......................................................    $  100         $ 73
3 Years.....................................................    $  312         $227
5 Years.....................................................    $  542         $395
10 Years....................................................    $1,201         $883

--------------------------------------------------------------------------------

                         SMALL COMPANY GROWTH PORTFOLIO

The bar chart and the performance table below provide an indication of the risks of investing in the Small Company Growth Portfolio by showing how Investment Class Shares of the Small Company Growth Portfolio have performed in the past and by showing how the Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL
RETURN

1993  15.72%
1994  -1.38%
1995  28.16%
1996  14.01%
1997  11.69%
1998  -3.57%
1999  14.43%
2000   0.99%


During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended 12/31/99) and the lowest return for a quarter was (22.84)% (quarter ended 9/30/98). The year-to-date return for the period from January 1, 2001 through September 30, 2001 was (19.55)%.



The returns for the Portfolio's Investment Class Shares were slightly lower than the Institutional Class Shares because Investment Class Shares pay Distribution (12b-1) fees.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)


                                                                                      SINCE
                                                               1 YEAR    5 YEARS    INCEPTION*
                                                              --------   --------   ----------
Investment Class............................................     0.99%     7.25%      11.55%
Wilshire 5000 Index.........................................   (10.89%)   16.68%      16.47%**
Institutional Class.........................................     1.28%     --          8.06%
Wilshire 5000 Index.........................................   (10.89%)   16.68%      18.11%***



  * Inception date (commencement of investment operations) of the Investment Class was September 30, 1992 and Institutional Class was July 15, 1996



 ** Beginning September 30, 1992



*** Beginning July 15, 1996

FEES AND EXPENSES OF THE SMALL COMPANY GROWTH PORTFOLIO

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
Management Fees.............................................     0.25%         0.25%
Distribution and Service (12b-1) Fees.......................     0.25%          None
Other Expenses..............................................     1.40%         1.37%
                                                                ------        ------
Total Annual Portfolio Operating Expenses+..................     1.90%         1.62%


EXAMPLE:


This example helps you to compare the cost of investing in the Small Company Growth Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end (without fee waivers) of the periods shown, (iv) your investment has a 5% annual return, and (v) Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses may be higher or lower than those shown.



                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
1 Year......................................................    $  193        $  165
3 Years.....................................................    $  597        $  511
5 Years.....................................................    $1,026        $  881
10 Years....................................................    $2,222        $1,922

--------------------------------------------------------------------------------

                         SMALL COMPANY VALUE PORTFOLIO

The bar chart and the performance table below provide an indication of the risks of investing in the Small Company Value Portfolio by showing how Investment Class Shares of the Small Company Value Portfolio have performed in the past and by showing how the Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL
RETURN

1993   11.16%
1994   -4.54%
1995   25.15%
1996   13.94%
1997   31.18%
1998   -5.57%
1999  -12.20%
2000   13.16%


During the period shown in the bar chart, the highest return for a quarter was 12.67% (quarter ended 6/30/97) and the lowest return for a quarter was (16.05)% (quarter ended 9/30/98). The year-to-date return for the period from January 1, 2001 through September 30, 2001 was 0.73%.



The returns for the Portfolio's Investment Class Shares were slightly lower than the Institutional Class Shares because Investment Class Shares pay Distribution (12b-1) fees.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED DECEMBER 31, 2000)



                                                                                      SINCE
                                                               1 YEAR    5 YEARS    INCEPTION*
                                                              --------   --------   ----------
Investment Class............................................   13.16%      7.00%       8.83%
Wilshire 5000 Index.........................................  (10.89%)    16.68%      16.47%**
Institutional Class.........................................   13.39%        --        8.08%
Wilshire 5000 Index.........................................  (10.89%)    16.68%      18.11%***



  * Inception date (commencement of investment operations) of the Investment Class was September 30, 1992 and Institutional Class was July 15, 1996



 ** Beginning September 30, 1992



*** Beginning July 15, 1996


FEES AND EXPENSES OF THE SMALL COMPANY VALUE PORTFOLIO


As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
Management Fees.............................................     0.25%         0.25%
Distribution and Service (12b-1) Fees.......................     0.25%          None
Other Expenses..............................................     0.89%         0.90%
                                                                ------        ------
Total Annual Portfolio Operating Expenses+..................     1.39%         1.15%


EXAMPLE:


This example helps you to compare the cost of investing in the Small Company Value Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses may be higher or lower than those shown.



                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
1 Year......................................................    $  142        $  117
3 Years.....................................................    $  440        $  365
5 Years.....................................................    $  761        $  633
10 Years....................................................    $1,669        $1,398


--------------------------------------------------------------------------------

                         WILSHIRE 5000 INDEX PORTFOLIO


The bar chart and the performance table below provide an indication of the risks of investing in the Index Portfolio by showing how Investment Class Shares of the Index Portfolio have performed in the past and by showing how the Index Portfolio's average annual total returns compare to those of the Index. The chart and table assume reinvestment of dividends and distributions. The Index Portfolio's past performance does not necessarily indicate how it will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
TOTAL
RETURN

2000  -11.07%


During the period shown in the bar chart, the highest return for a quarter was 17.71% (quarter ended 12/31/99) and the lowest return for a quarter was (10.00)% (quarter ended 12/31/00). The year-to-date return for the period from January 1, 2001 through September 30, 2001 was (21.12)%.



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)



                                                                            SINCE
                                                               1 YEAR     INCEPTION*
                                                              ---------   ----------
Investment Class............................................  (11.07%)       2.78%
Institututional Class.......................................  (10.82%)       3.04%
Wilshire 5000 Index.........................................  (10.89%)       3.36%**



 * Inception date (commencement of investment operations) of the Investment Class and Institutional Class was February 1, 1999



** Beginning February 1, 1999


FEES AND EXPENSES OF THE WILSHIRE 5000 INDEX PORTFOLIO

As a benefit of investing in the Portfolio, you do not incur any sales loads, redemption fees or exchange fees. This table shows the fees and expenses you may pay when you buy and hold Index Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
Management Fees.............................................     0.10%         0.10%
Distribution and Service (12b-1) Fees.......................     0.25%          None
Other Expenses..............................................     0.63%         0.58%
                                                                ------        ------
Total Annual Portfolio Operating Expenses...................     0.98%         0.68%

EXAMPLE:


This example helps you to compare the cost of investing in the Index Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Index Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and
(v) Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expences may be higher or lower than those shown.



                                                              INVESTMENT   INSTITUTIONAL
                                                                CLASS          CLASS
                                                              ----------   -------------
1 Year......................................................    $  100         $ 69
3 Years.....................................................    $  312         $218
5 Years.....................................................    $  542         $379
10 Years....................................................    $1,201         $847


                  MORE INFORMATION ABOUT INVESTMENTS AND RISKS

STYLE PORTFOLIOS


The Company offers focused exposure to four distinct segments of the U.S. market
- large company growth, large company value, small company growth and small company value. Each Style Portfolio owns only securities which correspond to that style. Each Portfolio is described in more detail below.



In June of each year, Wilshire identifies the stocks of the 2,500 companies with the largest market capitalizations from the Index. It divides those stocks into two groups:



    - LARGE COMPANIES are the 750 companies with the largest market capitalizations. These companies were approximately 88% of the total market value of the stocks included in the Index on June 30, 2001.



    - SMALL COMPANIES are the 1,750 next largest companies based on market capitalizations. These companies were approximately 9% of the total market value of the stocks included in the Index on June 30, 2001.


The remaining companies were less than 3% of the total market value of the stocks included in the Index.

From these large and small capitalization universes, Wilshire then identifies growth stocks and value stocks. To determine whether a company's stock is a growth stock or a value stock, Wilshire analyzes fundamental factors such as price to book value ratios, price to earnings ratios, earnings growth, dividend pay-out ratios, return on equity, and the issuer's beta (a measure of a company's stock price volatility relative to the market generally).

    - VALUE COMPANIES have relatively low price to book value ratios, low price to earnings ratios, and higher than average dividend payments in relation to price.

    - GROWTH COMPANIES have above average earnings or sales growth, above average return on equity, and higher price to earnings ratios.


The number of securities eligible for investment by a Style Portfolio at any time varies, but generally ranges from 150 to 500 stocks.



To maintain a proper style exposure in each Style Portfolio, Wilshire changes the Style Portfolios' holdings as companies' characteristics change. Wilshire sells stocks that no longer meet the criteria of a particular Style Portfolio. For example, Wilshire may consider a stock to no longer be a value stock if its price advances strongly.



Wilshire tries to maintain a fully invested position in the Style Portfolios at all times. This means that the Style Portfolios hold little uninvested cash, thus ensuring that you receive the full benefit of any market advances.


INDEX PORTFOLIO


The Index Portfolio provides exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Index. The Index is an unmanaged capitalization weighted index of over 6,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Index Portfolio does not hold all securities included in the Index; it normally holds stocks securities representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.



Wilshire manages the Index Portfolio using a "quantitative" or "indexing" investment approach. It attempts to duplicate the performance of the Index (before the deduction of Index Portfolio expenses) through statistical sampling procedures. Wilshire does not use traditional methods of fund investment management, such as selecting stocks based on financial analysis of individual issuers and analysis of economic, industry and market trends. It selects stocks based primarily on market capitalization and industry weightings.



Over time, Wilshire expects the correlation between the performance of the Index and the Index Portfolio to be over 0.95 before the deduction of Index Portfolio expenses. A correlation of 1.00 would indicate that the Index Portfolio's performance exactly matched that of the Index. The Index Portfolio's ability to track the Index's performance may be affected by factors such as the Index Portfolio's expenses, changes in stocks represented in the Index, and the timing and amount of sales and redemptions of Index Portfolio shares.


TEMPORARY INVESTMENTS


During adverse market or economic conditions, or to meet large withdrawals, a Portfolio may temporarily invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy a Portfolio will be less likely to achieve its objective.

RISK INFORMATION

Investing in the Portfolios involves the following principal risks:

EQUITY RISK. The principal risk of investing in the Portfolios is equity risk. This is the risk that the prices of stocks held by a Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company's particular circumstances.

INDEX RISK. There is a risk that the Index Portfolio's performance may not match the Index exactly. Unlike the Index, the Index Portfolio incurs administrative expenses and transaction costs in trading stocks. The Index Portfolio does not hold every stock contained in the Index and there is a risk that the performance of the stocks held in the Index Portfolio may not track exactly the performance of the stocks held in the Index.

STYLE RISK. Another risk of investing in a Style Portfolio is the risk that the style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, and vice versa.

                          MANAGEMENT OF THE PORTFOLIOS

                               INVESTMENT ADVISER


Wilshire is the investment adviser for the Portfolios. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401. It was formed in 1972 and as of October 31, 2001, managed approximately $6.2 billion in assets. Wilshire makes all investment decisions for the Portfolios.



The Portfolios paid Wilshire the advisory fees shown below during the last fiscal year.



                                                            MANAGEMENT FEE AS A % OF AVERAGE
PORTFOLIO                                                   DAILY NET ASSETS OF THE PORTFOLIO
---------                                                   ---------------------------------
Large Company Growth Portfolio                                            0.25%
Large Company Value Portfolio                                             0.25%
Small Company Growth Portfolio                                            0.10%
Small Company Value Portfolio                                             0.10%
Wilshire 5000 Index Portfolio                                             0.00%



Thomas D. Stevens is the primary portfolio manager as well as the President and Chairman of the Company. He is a Senior Managing Director and Principal of Wilshire and has been employed by Wilshire since 1980.


                         SERVICE AND DISTRIBUTION PLAN


Each Portfolio has adopted a service and distribution plan for its Investment Class Shares (the "Plan"). The Plan authorizes payments by the Investment
Class Shares annually of up to 0.25% of the average daily net assets attributable to the Portfolios' Investment Class Shares to finance distribution of those Shares and services to their shareholders. Payments may be made under the Plan to securities dealers and other financial intermediaries who provide services such as answering shareholders' questions regarding their accounts, providing shareholders with account statements and trade confirmations and forwarding prospectuses and shareholder reports. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors.


                            SHAREHOLDER INFORMATION

                          HOW TO BUY PORTFOLIO SHARES


You may buy shares without a sales charge on any day when the New York Stock Exchange (NYSE) is open for business (referred to as a business day). We reserve the right to reject or limit any purchase order or suspend the offering of a Portfolio's Shares, if we believe it is in a Portfolio's best interest to do so. The Portfolios do not issue share certificates.

MINIMUM INVESTMENTS

The minimum initial investments in a Portfolio are as follows:

    - Investment Class Shares. The minimum initial investment in each Style Portfolio is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of at least $2,500. The minimum initial investment in the Index Portfolio is $1,000. Subsequent investments must be at least $100. The minimum investments do not apply to certain employee benefit plans.

    - Institutional Class Shares. The minimum initial investment is $250,000. Subsequent investments must be at least $100,000

Your initial investment must be accompanied by an Account Application. You may obtain an Account Application by calling 1-888-200-6796. We may waive or change investment minimum requirements at any time.

You may purchase shares through your financial advisor or brokerage account simply by telling your advisor or broker that you wish to purchase shares of a Portfolio. Your advisor or broker will then transmit a purchase order and payment to the Portfolio on your behalf. Your advisor or broker may require a different minimum investment or impose additional limitations on buying and selling shares.

You also may purchase shares directly from us as follows:


(1) CHECKS. Checks should be made payable to "WILSHIRE TARGET FUNDS, INC." For subsequent investments, your Portfolio account number should appear on the check. Payments should be mailed to:



      Wilshire Target Funds, Inc.
       P.O. Box 60488
       King of Prussia, PA
       19406-0488


Include your investment slip or, when opening a new account, your Account Application, indicating the name of the Portfolio. No investments may be made by third party checks.

(2) WIRE PAYMENTS. You can pay by wire if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Send immediately available funds by wire to:

       Boston Safe Deposit and Trust Company (ABA #011001234)
       [Portfolio Name]
       DDA #065-587
       (Portfolio Account No. or Taxpayer Identification No. for new accounts) Dealer No., if applicable


If your initial purchase of Portfolio shares is by wire, please call 1-888-200-6796 after completing your wire payment to obtain your Portfolio account number. Please include your Portfolio account number on the Account Application and promptly mail the Account Application to us, as no redemptions will be permitted until the Account Application is received.



(3) ACCUMULATION PLAN (INVESTMENT CLASS SHARES ONLY). The Accumulation Plan permits you to purchase shares (minimum of $100 per transaction) at regular intervals. This may be a convenient way for you to invest for long-term and intermediate financial goals. Shares are purchased by electronically transferring funds from the bank account you designate. Your bank account will be debited in an amount you specify, and shares will be purchased once a month, on either the first or fifteenth day, or twice a month, on both days, however you designate. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member. To establish an Accumulation Plan account, you must file an authorization form with us. You may obtain the necessary authorization form by calling 1-888-200-6796. You may cancel your participation in the Accumulation Plan or change the amount of purchase at any time by mailing written notification to Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. The notification will be effective three business days after we receive it. We may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.


(4) ELECTRONIC FUNDS TRANSFER. You may make subsequent investments (minimum of $100 per transaction) by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to:


       Boston Safe Deposit and Trust Company
       Wilshire Target Funds, Inc. -- [Portfolio Name][Shareholder Account
       Number]
       Account of [Registered Shareholder]


                          HOW TO SELL PORTFOLIO SHARES

You may sell your shares back to a Portfolio (known as redeeming shares) on any business day without a redemption fee. A Portfolio may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolio cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Portfolio to suspend redemptions. We reserve the right to impose a redemption fee in the future.

You may redeem your shares in a Portfolio as follows:


(1) BY TELEPHONE. You may redeem your shares by telephone if you have checked the appropriate box on your Account Application or you have filed a Shareholder Services Form with us authorizing telephone redemption. Call 1-888-200-6796 with your account number, the amount of redemption and instructions as to how you wish to receive your funds.



    a. TELEPHONE REDEMPTION BY CHECK. We will make checks payable to the name in which the account is registered and normally will mail the check to you at your address of record within seven days after we receive your request. Any request for redemption proceeds made within 60 days of changing your address to be sent to the address of record must be in writing with the signature guaranteed.



    b. TELEPHONE REDEMPTION BY WIRE. We accept telephone requests for wire redemptions of at least $1,000 per Portfolio. We will send a wire to either a bank designated on your Account Application or on a subsequent letter with a guaranteed signature. Your designated bank must be a member of the Federal Reserve System or a correspondent bank. We normally wire proceeds on the next business day after we receive your request.



(2) BY MAIL. You may also redeem your shares by mailing a request to: Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. We normally will mail a check to you at your address of record within seven days after we receive your request. Your letter should state the name of the Portfolio and the share class, the dollar amount or number of shares you are redeeming, and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all owners must sign. We require a signature guarantee for each signature on your redemption letter (i) if you redeem more than $50,000, (ii) if proceeds are to be paid to someone other than the registered holder of Shares, or (iii) if the investor's address of record has changed within the past 60 days.



SIGNATURE GUARANTEES. If a signature guarantee is required you must have a medallion signature guarantee from an eligible guarantor. A notarized signature is not sufficient. You can obtain a medallion signature guarantee from a domestic bank or trust company, broker dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.



INVOLUNTARY REDEMPTION. We may redeem all shares in your account if their value falls below $500, in the case of Investment Class Shares, or $150,000, in the case of Institutional Class Shares, as a result of redemptions (but not as a result of a decline in their net asset value). We will notify you in writing and give you 45 days to increase the value of your account to at least $500, in the case of Investment Class Shares, and $150,000, in the case of Institutional Class Shares.


REDEMPTION PROCEEDS. You cannot redeem shares until we have received your Account Application. If you purchased your shares by check, you may not redeem shares until the check clears, which may take up to 15 days following purchase. Although we will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after we receive your redemption order.


We may pay your redemption proceeds wholly or partly in securities. This would happen only in the rare instance that the Company's Board of Directors believes it would be in a Portfolio's best interest not to pay redemption proceeds in cash. When you sell these securities you will pay brokerage commissions.



If you choose to receive distributions in cash and distribution checks are returned as undeliverable, or remain uncashed for six months, we will change your account so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Portfolio. No interest is paid during the time a redemption check is outstanding.



TELEPHONE TRANSACTIONS. If you authorize telephone transactions, bear in mind that you may be responsible for any fraudulent telephone transaction in your account so long as the Company and its service providers follow reasonable procedures to protect against unauthorized transactions. All telephone calls are recorded for your protection and you will be asked for information to verify your identification. You may have difficulty reaching us by telephone to request a redemption of your shares. In that case you may mail your redemption request to the address stated above.


                               PRICING OF SHARES


When you purchase shares of either class of a Portfolio, the price you pay per share is the net asset value of the shares next determined after we receive your purchase order in good order. Similarly, the price you receive when you redeem your shares is the net asset value of the shares next determined after we receive your redemption request in good order. We calculate the net asset value per share of each class of each Portfolio at the close of business on the NYSE on each business day. Net asset value per share of a class of shares is calculated by adding the value of the individual securities held by a Portfolio and attributable to that class, subtracting the liabilities of that class, and dividing by the total number of the shares of that class outstanding. We value each individual security a Portfolio holds by using market quotations; if a current market quotation is not readily available or we believe it does not reflect the security's true values a fair value is determined by or under the direction of the Board of Directors of the Company.


                        HOW TO EXCHANGE PORTFOLIO SHARES


You may exchange your shares in a Portfolio for shares of the same class of another Portfolio. You also may exchange shares of one class for shares of another class of the same Portfolio, provided you meet the eligibility requirements (including minimum investment amounts) for purchase. In addition, you can also exchange shares of a Portfolio for shares of the American Advantage Money Market Fund, provided you meet the eligibility requirements for its purchase. Note that exchanges from one Portfolio to another Portfolio are taxable transactions while exchanges from one class to another class of the same Portfolio are not taxable transactions.

You may exchange shares through your financial advisor or broker or directly through the Company as follows:



(1) BY MAIL. You may make an exchange by writing to us at Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488. Your letter should state the name of the Portfolio and share class you are exchanging, the number of shares you are exchanging and the name of the Portfolio and share class you are acquiring, as well as your name, account number and taxpayer identification or social security number.



(2) BY TELEPHONE. Call us at 1-888-200-6796 and give us the information stated above under "By Mail". To exchange shares by telephone, you must have authorized telephone exchanges on your Account Application or have filed a Shareholder Services Form with us authorizing telephone exchanges.


    - Shares will be exchanged at their net asset value next determined after we receive your exchange request.

    - We reserve the right to reject any exchange request in whole or in part.

    - We may modify or terminate the availability of exchanges at any time with notice to shareholders.

    - You should read the prospectus of the Portfolio whose shares you are acquiring.

                                RETIREMENT PLANS


The Company offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and IRA "Rollover Accounts" and 403(b)(7) Plans. Plan support services also are available. To obtain details please call 1-888-200-6796.


                     DIVIDEND AND DISTRIBUTION INFORMATION


Each Portfolio intends to pay any dividends and capital gain distributions at least once a year. You may have dividends or capital gains distributions of a Portfolio automatically reinvested at net asset value in additional shares of the Portfolio. You will make an election to receive dividends and distributions in cash or shares at the time you complete your Account Application. You may change this election by notifying us in writing at any time before the record date for a particular dividend or distribution. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that a Portfolio will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of a Portfolio.


The value of your shares will be reduced by the amount of any dividends and distributions. If you purchase shares shortly before the record date for a dividend or distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

                                TAX INFORMATION


Portfolio's distributions will consist of net investment income and capital gains, which are generally taxable to you at different rates depending on the length of time the Portfolio holds its assets. Dividends out of net investment income and distributions of realized short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. A Portfolio's distributions may be subject to federal, state or local taxes whether you receive them in cash or reinvest them in additional shares of the Portfolio. An exchange of a Portfolio's shares for shares of another Portfolio will be treated for tax purposes as a sale of the Portfolio's shares, and any gain you realize on the exchange may be taxable. Foreign shareholders may be subject to special withholding requirements.


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in a Portfolio.

                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance of the Portfolios' shares for the past five years (or for the period since a particular Portfolio began operations or a particular class of shares was first offered). Certain information reflects the financial performance of a single share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements and related notes, are included in the annual report, which is available on request.


                         LARGE COMPANY GROWTH PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                  INVESTMENT CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................  $  46.36      $  36.37      $  26.09      $ 23.92       $ 19.35
                                                              --------      --------      --------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)................................     (0.08)***     (0.12)***     (0.05)        0.04          0.04***
Net realized and unrealized gain/(loss) on investments......    (16.65)        10.55         12.30         2.71          7.29
                                                              --------      --------      --------      -------       -------
TOTAL FROM INVESTMENT OPERATIONS............................    (16.73)        10.43         12.25         2.75          7.33
                                                              --------      --------      --------      -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................        --            --         (0.02)       (0.06)        (0.03)
Distributions from capital gains............................     (0.51)        (0.44)        (1.95)       (0.52)        (2.73)
                                                              --------      --------      --------      -------       -------
TOTAL DISTRIBUTIONS.........................................     (0.51)        (0.44)        (1.97)       (0.58)        (2.76)
                                                              --------      --------      --------      -------       -------
Net asset value, end of year................................  $  29.12      $  46.36      $  36.37      $ 26.09       $ 23.92
                                                              ========      ========      ========      =======       =======
Total return (a)............................................    (36.33)%       28.84%        48.46%       11.61%        40.91%
                                                              ========      ========      ========      =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................  $354,633      $656,711      $454,853      $81,569       $73,480
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................      0.83%         0.83%         0.90%        0.71%         0.81%
Operating expenses excluding custody earnings credit........      0.84%         0.84%         0.95%        0.73%         0.91%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................      0.84%         0.84%         0.95%        0.77%         1.09%
Net investment income/(loss) including reimbursement/waiver/
 custody earnings credit....................................     (0.23)%       (0.28)%       (0.11)%       0.16%         0.20%
Portfolio turnover rate.....................................        43%           50%           35%          57%           43%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         LARGE COMPANY GROWTH PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                 INSTITUTIONAL CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................  $  46.63      $  36.47      $ 26.12       $ 23.91       $ 19.35
                                                              --------      --------      -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      0.03***       0.01***      0.03          0.08          0.05***
Net realized and unrealized gain / (loss) on investments....    (16.76)        10.59        12.31          2.72          7.29
                                                              --------      --------      -------       -------       -------
TOTAL FROM INVESTMENT OPERATIONS............................    (16.73)        10.60        12.34          2.80          7.34
                                                              --------      --------      -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................        --            --        (0.04)        (0.07)        (0.05)
Distributions from capital gains............................     (0.51)        (0.44)       (1.95)        (0.52)        (2.73)
                                                              --------      --------      -------       -------       -------
TOTAL DISTRIBUTIONS.........................................     (0.51)        (0.44)       (1.99)        (0.59)        (2.78)
                                                              --------      --------      -------       -------       -------
Net asset value, end of year................................  $  29.39      $  46.63      $ 36.47       $ 26.12       $ 23.91
                                                              ========      ========      =======       =======       =======
Total return (a)............................................    (36.12)%       29.23%       48.81%        11.78%        40.99%
                                                              ========      ========      =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................  $108,794      $149,043      $72,773       $34,993       $41,881
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................      0.51%         0.52%        0.62%         0.60%         0.78%
Operating expenses excluding custody earnings credit........      0.52%         0.53%        0.67%         0.62%         0.87%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................      0.52%         0.53%        0.67%         0.66%         1.06%
Net investment income including reimbursement/waiver/custody
 earnings credit............................................      0.09%         0.03%        0.18%         0.27%         0.23%
Portfolio turnover rate.....................................        43%           50%          35%           57%           43%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         LARGE COMPANY VALUE PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                  INVESTMENT CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................  $ 19.91       $ 21.02       $ 19.29       $ 20.49       $ 17.80
                                                              -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.27***       0.28***       0.28          0.38          0.47***
Net realized and unrealized gain/(loss) on investments......     1.09         (0.02)         3.32          0.01          5.13
                                                              -------       -------       -------       -------       -------
TOTAL FROM INVESTMENT OPERATIONS............................     1.36          0.26          3.60          0.39          5.60
                                                              -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.18)        (0.31)        (0.33)        (0.38)        (0.60)
Distributions from capital gains............................       --         (1.06)        (1.54)        (1.21)        (2.31)
                                                              -------       -------       -------       -------       -------
TOTAL DISTRIBUTIONS.........................................    (0.18)        (1.37)        (1.87)        (1.59)        (2.91)
                                                              -------       -------       -------       -------       -------
Net asset value, end of year................................  $ 21.09       $ 19.91       $ 21.02       $ 19.29       $ 20.49
                                                              =======       =======       =======       =======       =======
Total return (a)............................................     6.81%         1.71%        18.78%         1.34%        34.27%
                                                              =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................  $31,455       $21,490       $19,814       $13,055       $13,989
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     0.95%         0.98%         1.04%         0.83%         0.91%
Operating expenses excluding custody earnings credit........     0.98%         1.01%         1.06%         0.86%         0.96%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     0.98%         1.01%         1.06%         0.91%         1.18%
Net investment income including reimbursement/waiver/custody
 earnings credit............................................     1.28%         1.51%         1.58%         1.88%         2.51%
Portfolio turnover rate.....................................       77%          110%           57%           56%           65%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         LARGE COMPANY VALUE PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                 INSTITUTIONAL CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................  $ 19.93       $ 21.04       $ 19.29       $ 20.47       $ 17.80
                                                              -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.33***       0.33***       0.37          0.41          0.47***
Net realized and unrealized gain/(loss) on investments......     1.08         (0.01)         3.28          0.01          5.13
                                                              -------       -------       -------       -------       -------
TOTAL FROM INVESTMENT OPERATIONS............................     1.41          0.32          3.65          0.42          5.60
                                                              -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.20)        (0.37)        (0.36)        (0.39)        (0.62)
Distributions from capital gains............................       --         (1.06)        (1.54)        (1.21)        (2.31)
                                                              -------       -------       -------       -------       -------
TOTAL DISTRIBUTIONS.........................................    (0.20)        (1.43)        (1.90)        (1.60)        (2.93)
                                                              -------       -------       -------       -------       -------
Net asset value, end of year................................  $ 21.14       $ 19.93       $ 21.04       $ 19.29       $ 20.47
                                                              =======       =======       =======       =======       =======
Total return (a)............................................     7.08%         2.06%        19.05%         1.47%        34.26%
                                                              =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................  $54,525       $58,566       $56,719       $46,017       $49,334
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     0.68%         0.71%         0.77%         0.73%         0.91%
Operating expenses excluding custody earnings credit........     0.71%         0.74%         0.79%         0.76%         0.96%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     0.71%         0.74%         0.79%         0.81%         1.18%
Net investment income including reimbursement/waiver/custody
 earnings credit............................................     1.55%         1.78%         1.86%         1.98%         2.51%
Portfolio turnover rate.....................................       77%          110%           57%           56%           65%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         SMALL COMPANY GROWTH PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                  INVESTMENT CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................   $17.80        $13.34        $11.78        $16.61       $ 18.56
                                                               ------        ------        ------        ------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.........................................    (0.21)***     (0.21)***     (0.57)        (0.18)        (0.17)***
Net realized and unrealized gain/(loss) on investments......    (2.23)         4.67          3.01         (3.98)         2.38
                                                               ------        ------        ------        ------       -------
TOTAL FROM INVESTMENT OPERATIONS............................    (2.44)         4.46          2.44         (4.16)         2.21
                                                               ------        ------        ------        ------       -------
LESS DISTRIBUTIONS:
Distributions from capital gains............................    (2.45)           --         (0.88)        (0.67)        (4.16)
                                                               ------        ------        ------        ------       -------
TOTAL DISTRIBUTIONS.........................................    (2.45)           --         (0.88)        (0.67)        (4.16)
                                                               ------        ------        ------        ------       -------
Net asset value, end of year................................   $12.91        $17.80        $13.34        $11.78       $ 16.61
                                                               ======        ======        ======        ======       =======
Total return (a)............................................   (13.87)%       33.43%        20.79%       (26.02)%       15.16%
                                                               ======        ======        ======        ======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................   $6,894        $8,871        $8,907        $9,659       $14,471
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     1.72%         1.52%         1.46%         1.26%         1.22%
Operating expenses excluding custody earnings credit........     1.75%         1.56%         1.50%         1.28%         1.24%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     1.90%         1.71%         1.65%         1.43%         1.45%
Net investment loss including reimbursement/waiver/custody
 earnings credit............................................    (1.50)%       (1.36)%       (1.20)%       (1.05)%       (1.05)%
Portfolio turnover rate.....................................       91%          127%          153%           74%          105%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         SMALL COMPANY GROWTH PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                 INSTITUTIONAL CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................   $17.91        $13.38        $11.79        $16.61        $18.56
                                                               ------        ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.........................................    (0.17)***     (0.17)***     (0.54)        (0.17)        (0.17)***
Net realized and unrealized gain/(loss) on investments......    (2.25)         4.70          3.01         (3.98)         2.38
                                                               ------        ------        ------        ------        ------
TOTAL FROM INVESTMENT OPERATIONS............................    (2.42)         4.53          2.47         (4.15)         2.21
                                                               ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Distributions from capital gains............................    (2.45)           --         (0.88)        (0.67)        (4.16)
                                                               ------        ------        ------        ------        ------
TOTAL DISTRIBUTIONS.........................................    (2.45)           --         (0.88)        (0.67)        (4.16)
                                                               ------        ------        ------        ------        ------
Net asset value, end of year................................   $13.04        $17.91        $13.38        $11.79        $16.61
                                                               ======        ======        ======        ======        ======
Total return (a)............................................   (13.66)%       33.86%        21.04%       (25.95)%       15.14%
                                                               ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................   $5,818        $6,802        $5,011        $4,054        $4,599
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     1.44%         1.24%         1.27%         1.17%         1.22%
Operating expenses excluding custody earnings credit........     1.47%         1.28%         1.31%         1.19%         1.24%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     1.62%         1.43%         1.46%         1.34%         1.45%
Net investment loss including reimbursement/waiver/custody
 earnings credit............................................    (1.22)%       (1.08)%       (1.01)%       (0.96)%       (1.05)%
Portfolio turnover rate.....................................       91%          127%          153%           74%          105%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         SMALL COMPANY VALUE PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                  INVESTMENT CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................  $ 12.31        $13.60       $ 13.77       $ 17.25       $ 15.92
                                                              -------        ------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.17***       0.18***       0.09          0.36          0.40***
Net realized and unrealized gain/(loss) on investments......     3.17         (0.98)         0.79         (1.50)         4.27
                                                              -------        ------       -------       -------       -------
TOTAL FROM INVESTMENT OPERATIONS............................     3.34         (0.80)         0.88         (1.14)         4.67
                                                              -------        ------       -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.12)        (0.24)        (0.19)        (0.37)        (0.75)
Distributions from capital gains............................       --         (0.25)        (0.86)        (1.97)        (2.59)
                                                              -------        ------       -------       -------       -------
TOTAL DISTRIBUTIONS.........................................    (0.12)        (0.49)        (1.05)        (2.34)        (3.34)
                                                              -------        ------       -------       -------       -------
Net asset value, end of year................................  $ 15.53        $12.31       $ 13.60       $ 13.77       $ 17.25
                                                              =======        ======       =======       =======       =======
Total return (a)............................................    27.28%        (5.83)%        6.20%        (8.79)%       33.73%
                                                              =======        ======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................  $24,342        $7,332       $26,395       $17,602       $20,299
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     1.18%         1.15%         1.02%         0.83%         0.86%
Operating expenses excluding custody earnings credit........     1.24%         1.17%         1.08%         0.85%         0.90%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     1.39%         1.32%         1.23%         1.00%         1.15%
Net investment income including reimbursement/waiver/custody
 earnings credit............................................     1.24%         1.51%         1.71%         1.61%         2.58%
Portfolio turnover rate.....................................       95%           94%          113%           74%          105%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         SMALL COMPANY VALUE PORTFOLIO
             FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                                                                 INSTITUTIONAL CLASS SHARES
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                              ----------------------------------------------------------------
                                                                2001          2000          1999          1998          1997
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of year..........................  $ 12.31       $ 13.61       $ 13.76       $ 17.23       $ 15.92
                                                              -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.21***       0.21***       0.14          0.38          0.40***
Net realized and unrealized gain/(loss) on investments......     3.16         (0.99)         0.77         (1.50)         4.27
                                                              -------       -------       -------       -------       -------
TOTAL FROM INVESTMENT OPERATIONS............................     3.37         (0.78)         0.91         (1.12)         4.67
                                                              -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.15)        (0.27)        (0.20)        (0.38)        (0.77)
Distributions from capital gains............................       --         (0.25)        (0.86)        (1.97)        (2.59)
                                                              -------       -------       -------       -------       -------
TOTAL DISTRIBUTIONS.........................................    (0.15)        (0.52)        (1.06)        (2.35)        (3.36)
                                                              -------       -------       -------       -------       -------
Net asset value, end of year................................  $ 15.53       $ 12.31       $ 13.61       $ 13.76       $ 17.23
                                                              =======       =======       =======       =======       =======
Total return (a)............................................    27.51%        (5.61)%        6.43%        (8.72)%       33.74%
                                                              =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)..........................  $14,791       $11,739       $11,627       $10,454       $26,412
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     0.94%         0.93%         0.79%         0.74%         0.86%
Operating expenses excluding custody earnings credit........     1.00%         0.95%         0.85%         0.76%         0.90%
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     1.15%         1.10%         1.00%         0.91%         1.15%
Net investment income including reimbursement/waiver/custody
 earnings credit............................................     1.48%         1.73%         1.94%         1.70%         2.58%
Portfolio turnover rate.....................................       95%           94%          113%           74%          105%


------------------------------


   *** The selected per share data was calculated using the weighted average shares outstanding method for the year.
   (a) Total return represents aggregate total return for the period indicated.

                         WILSHIRE 5000 INDEX PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                         INVESTMENT CLASS SHARES                  INSTITUTIONAL CLASS SHARES
                                                   ------------------------------------      ------------------------------------
                                                         YEAR ENDED                                YEAR ENDED
                                                         AUGUST 31,            PERIOD              AUGUST 31,            PERIOD
                                                   ----------------------      ENDED         ----------------------      ENDED
                                                     2001          2000      8/31/99(1)        2001          2000      8/31/99(1)
                                                   --------      --------    ----------      --------      --------    ----------
Net asset value, beginning of period.............  $ 12.23       $ 10.32      $ 10.00        $ 12.25       $ 10.33       $10.00
                                                   -------       -------      -------        -------       -------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................     0.06***       0.06***      0.02           0.09***       0.10***      0.03
Net realized and unrealized gain/(loss) on
 investments.....................................    (3.19)         1.91         0.30          (3.19)         1.91         0.30
                                                   -------       -------      -------        -------       -------       ------
TOTAL FROM INVESTMENT OPERATIONS.................    (3.13)         1.97         0.32          (3.10)         2.01         0.33
                                                   -------       -------      -------        -------       -------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income.............    (0.03)        (0.04)          --          (0.06)        (0.07)          --
Distributions from capital gains.................    (0.14)        (0.02)          --          (0.14)        (0.02)          --
                                                   -------       -------      -------        -------       -------       ------
TOTAL DISTRIBUTIONS..............................    (0.17)        (0.06)          --          (0.20)        (0.09)          --
                                                   -------       -------      -------        -------       -------       ------
Net asset value, end of period...................  $  8.93       $ 12.23      $ 10.32        $  8.95       $ 12.25       $10.33
                                                   =======       =======      =======        =======       =======       ======
Total return (a).................................   (25.82)%       19.14%        3.20%**      (25.56)%       19.45%        3.30%**
                                                   =======       =======      =======        =======       =======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............  $83,421       $85,704      $99,986        $22,799       $17,651       $  183
Operating expenses including
 reimbursement/waiver/ custody earnings credit...     0.64%         0.60%        0.60%*         0.34%         0.35%        0.35%*
Operating expenses excluding custody earnings
 credit..........................................     0.67%         0.62%        0.69%*         0.37%         0.37%        0.48%*
Operating expenses excluding
 reimbursement/waiver/ custody earnings credit...     0.98%         0.97%        1.33%*         0.68%         0.72%        1.32%*
Net investment income including reimbursement/
 waiver/custody earnings credit..................     0.54%         0.54%        0.60%*         0.84%         0.79%        1.20%*
Portfolio turnover rate..........................        8%           61%           4%**           8%           61%           4%**


------------------------------


     *  Annualized.
    **  Non-annualized.
   *** The selected per share data was calculated using the weighted average shares outstanding method for the period.
   (1) The Wilshire 5000 Index Portfolio Investment Class Shares and the Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.
   (a) Total return represents aggregate total return for the period indicated.

          The following notice does not constitute part of and is not incorporated into the prospectus for the Company



                          WILSHIRE TARGET FUNDS, INC.
                               PRIVACY STATEMENT



At Wilshire Target Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.



INFORMATION WE COLLECT



We collect and retain nonpublic personal information about you that may include:



    - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;



    - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and



    - Information we collect through the use of Internet "cookies" when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user's name or email address, or anything about the user's computer using cookies.



INFORMATION WE MAY SHARE



We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:



    - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;



    - Companies that provide services for us to help market our products to you; and



    - Governmental or other legal agencies, as required by law



When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.



CONFIDENTIALITY AND SECURITY



Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.



As previously mentioned, we may collect information through the use of Internet "cookies" on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.



APPLICABILITY



Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.



The Wilshire Target Funds, Inc. value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilfunds.com for additional copies of this policy.

SHAREHOLDER REPORTS



You will receive semi-annual reports dated February 28, and annual reports dated August 31 each year. These reports contain additional information about the Portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the last fiscal year.



STATEMENT OF ADDITIONAL INFORMATION



The SAI provides more detailed information about the Portfolio and is legally considered to be part of this prospectus.



HOW TO OBTAIN REPORTS



You can get free copies of annual and semi-annual reports and SAIs, request other information, and discuss your questions about the Portfolio by contacting us at:



                             Wilshire Target Funds
                                 P.O. Box 60488
                         King of Prussia, PA 19406-0488
                     Or by calling toll free 1-888-200-6796
                           (http://www.wilfunds.com)



You can review and copy information about the Portfolio including the annual and semi-annual reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. For information about the Public Reference Room call 1-202-942-8090. You can also obtain copies:



- For duplicating fee, by writing or e-mailing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, e-mail address:
  publicinfo@sec.gov



- Free from the Commission's EDGAR database on its Internet Website at http://www.sec.gov



                   (INVESTMENT COMPANY ACT FILE NO. 811-7076)
--------------------------------------------------------------------------------

PROSPECTUS                    W  I  L  S  H  I  R  E           DECEMBER 21, 2001

                      ------------------------------------

                               TARGET FUNDS, INC.



                             QUALIFIED CLASS SHARES
                                       OF
                         WILSHIRE 5000 INDEX PORTFOLIO
                           (http://www.wilfunds.com)

--------------------------------------------------------------------------------


TABLE OF CONTENTS                               PAGE
Introduction..................................    2
Investment and Risk Summary...................    2
    Main Investment Strategies................    2
    Who May Want to Invest in the Portfolio...    3
    Main Investment Risks.....................    3
Performance and Fee Information...............    3
More Information about Investments and
 Risks........................................    4
Management of the Portfolio...................    5
    Investment Adviser........................    5
    Service and Distribution Plan.............    5
    Shareholder Services Plan.................    6
Shareholder Information.......................    6
    Purchase and Redemptions of Shares........    6
Dividend and Distribution Information.........    6
Tax Information...............................    7
Financial Highlights..........................    7


--------------------------------------------------------------------------------


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OF THIS PORTFOLIO OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

--------------------------------------------------------------------------------

                                  INTRODUCTION


This prospectus describes the Qualified Class Shares of the Wilshire 5000 Index Portfolio (the "Portfolio") offered by the Wilshire Target Funds, Inc. (the "Company", "we" or "us").



The Wilshire 5000 Index Portfolio's investment objective is to replicate as closely as possible the performance of the Wilshire 5000 Index (the "Index") before the deduction of Portfolio expenses. The Portfolio's investment objective may not be changed without approval of its shareholders in accordance with the Investment Company Act of 1940, as amended. The Portfolio is not guaranteed to meet its objective.



On the following pages you will find important information about the Portfolio and its Qualified Class Shares, including:



- the main investment strategies used by Wilshire Associates Incorporated ("Wilshire") in trying to achieve the Portfolio's objective;



- the main risks of an investment in the Portfolio;



- the Portfolio's past performance measured on a year-by-year basis; and



- the fees and expenses that you will pay as a shareholder.



  SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO.


                          INVESTMENT AND RISK SUMMARY

                           MAIN INVESTMENT STRATEGIES

    - Invests primarily in the common stock of companies included in the Index that are representative of the entire Index.

    - Uses a "quantitative" or "indexing" investment approach, which tries to duplicate the investment composition and performance of the Index through statistical procedures.

    - Normally holds stocks representing at least 90% of the total market value of the Index.


The Index includes all U. S. stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market. It includes over 6,000 stocks, with each stock weighted according to its market value. This means that companies having a larger stock capitalization will have a larger impact on the Index. The Index has been computed continuously since 1974, is published daily in many major newspapers and is the broadest measure of the U.S. equity market. The Portfolio does not hold all securities included in the Index; it normally holds stocks representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.


                    WHO MAY WANT TO INVEST IN THE PORTFOLIO

Individuals cannot invest in Qualified Class Shares directly. Qualified Class Shares are available only through a variable annuity contract your employer bought from an insurance company (an "Insurer").

The Portfolio may appeal to you if:


    - you are a long-term investor or saver;



    - you seek growth of capital;



    - you seek to capture the returns of the entire U.S. equity market;



    - you seek the potential risk reduction of broad diversification across both large and small capitalization stocks and both value and growth stocks; or



    - you seek an index fund which, unlike a traditional index fund, includes stocks of small- and mid-capitalization, as well as large capitalization companies.


                             MAIN INVESTMENT RISKS


The Portfolio's share price will fluctuate with changes in the market value of the securities it owns. All securities are subject to market, economic and business risks that cause their prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Because the Portfolio provides a broad exposure to the U.S. stock market rather than focusing on a distinct segment of the market such as small capitalization value stocks, over time it may be less volatile than a fund which provides exposure to a particular segment of the U.S. stock market.


                        PERFORMANCE AND FEE INFORMATION


There is no performance history for the Portfolio since it has been operating for less than one full calendar year.


FEES AND EXPENSES OF THE QUALIFIED CLASS SHARES

This table shows the fees and expenses you may pay when you buy and hold Qualified Class Shares of the Portfolio. These fees and expenses do not reflect expenses imposed by separate accounts of the Insurers through which an investment in the Portfolio is made. See your employer's variable annuity contract disclosure document for a description of those contract charges and expenses.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS):
(as a percentage of average daily net assets)


                                                                QUALIFIED
                                                                  CLASS
                                                              --------------
Management Fees.............................................            0.10%
Distribution and Service (12b-1) Fees.......................            0.25%
Other Expenses..............................................            0.73%
                                                              --------------
Total Annual Portfolio Operating Expenses...................            1.08%


EXAMPLE:


This example helps you to compare the cost of investing in the Qualified
Class Shares of the Portfolio with the cost of investing in other mutual funds. The example assumes: (i) you invest $10,000 for the periods shown, (ii) you reinvest all dividends and distributions in the Portfolio, (iii) you redeem all of your shares at the end of the periods shown, (iv) your investment has a 5% annual return, and (v) Portfolio operating expenses (without fee waivers) remain the same. This example should not be considered to represent actual expenses or performance. Actual expenses may be higher or lower than those shown.



                                                              QUALIFIED
                                                                CLASS
                                                              ---------
1 Year......................................................   $  110
3 Years.....................................................   $  343
5 Years.....................................................   $  595
10 Years....................................................   $1,317


                  MORE INFORMATION ABOUT INVESTMENTS AND RISKS


The Portfolio provides exposure to the U.S. stock market as a whole by investing primarily in the common stocks of companies included in the Index. The Index is an unmanaged capitalization weighted index of over 7,000 U.S. equity securities and includes all the U.S. stocks regularly traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ over-the-counter market. The Portfolio does not hold all securities included in the Index; it normally holds stocks representing at least 90% of the Index's total market value, which is between 2,000 and 3,000 stocks.



Wilshire manages the Portfolio using a "quantitative" or "indexing" investment approach. It attempts to duplicate the performance of the Index (before the deduction of Portfolio expenses) through statistical sampling procedures. Wilshire does not use traditional methods of fund investment management, such as selecting stocks based on financial analysis of individual issuers and analysis of economic, industry and market trends. It selects stocks based primarily on market capitalization and industry weightings.


Over time, Wilshire expects the correlation between the performance of the Index and the Portfolio to be over 0.95 before the deduction of Portfolio expenses. A correlation of 1.00 would indicate that the Portfolio's performance exactly matched that of the Index. The Portfolio's ability to track the Index's performance may be affected by factors such as the Portfolio's expenses, changes in stocks represented in the Index, and the timing and amount of sales and redemptions of Portfolio shares.

TEMPORARY INVESTMENTS


During adverse market or economic conditions, or to meet large withdrawals, the Portfolio may temporarily invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy the Portfolio will be less likely to achieve its objective.


RISK INFORMATION

Investing in the Portfolio involves the following principal risks:

EQUITY RISK. The principal risk of investing in the Portfolio is equity risk. This risk is that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company's particular circumstances.

INDEX RISK. There is a risk that the Portfolio's performance may not match the Index exactly. Unlike the Index, the Portfolio incurs administrative expenses and transaction costs in trading stocks. The Portfolio does not hold every stock contained in the Index and there is a risk that the performance of the stocks held in the Portfolio may not track exactly the performance of the stocks held in the Index.

                          MANAGEMENT OF THE PORTFOLIO

                               INVESTMENT ADVISER


Wilshire is the investment adviser for the Portfolio. Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401. It was formed in 1972 and as of October 31, 2001, managed approximately $6.2 billion in assets. Wilshire makes all investment decisions for the Portfolio.



The Portfolio paid Wilshire no advisory fee during the last fiscal year; however, Wilshire is entitled to receive an annual advisory fee equal to 0.10% of the average daily net assets of the Portfolio.



Thomas D. Stevens is the primary portfolio manager as well as the President and Chairman of the Company. He is a Senior Managing Director and Principal of Wilshire and has been employed by Wilshire since 1980.


                         SERVICE AND DISTRIBUTION PLAN


The Portfolio has adopted a Service and Distribution Plan for its Qualified Class Shares (the "Plan"). The Plan authorizes payments by the Qualified
Class Shares annually of up to 0.25% of the average daily net assets attributable to the Qualified Class Shares to finance distribution of those shares and services to their shareholders. Payments may be made under the Plan to securities dealers and other financial intermediaries who provide services such as answering shareholders' questions regarding their accounts, providing shareholders with account statements and trade confirmations, and forwarding prospectuses and shareholder reports. Because the fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than other types of sales charges. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors.


                           SHAREHOLDER SERVICES PLAN


The Portfolio has adopted a shareholder services plan for its Qualified
Class Shares which authorizes payments by the Qualified Class Shares annually of up to 0.15% of the average daily net assets attributable to Qualified
Class Shares for certain shareholder services provided by Insurers or other financial intermediaries.


                            SHAREHOLDER INFORMATION

                      PURCHASES AND REDEMPTIONS OF SHARES

You cannot invest in Qualified Class Shares directly. Instead, you can participate through a variable annuity contract purchased by your employer from an Insurer with which the Portfolio has entered into an agreement. The availability of the Qualified Class Shares depends on the provisions of the variable annuity contract. For more information, see your employer's contract disclosure document.


Qualified Class Shares of the Portfolio are offered to Insurers without a sales charge. Each Insurer submits purchase and redemption orders to the Portfolio on a daily basis. Insurers may purchase shares on any day when the New York Stock Exchange (NYSE) is open for business (referred to as a business day). We reserve the right to reject or limit any purchase order or suspend the offering of the Portfolio's shares, if we believe it is in the Portfolio's best interest to do so. The Portfolio does not issue share certificates. When an Insurer purchases Qualified Class Shares of the Portfolio, the price it pays per share is the net asset value of the shares next determined after we receive its purchase order. Similarly, the price an Insurer receives when it redeems shares is the net asset value of the shares next determined after we receive its redemption request. We calculate the net asset value per share of each class of the Portfolio at the close of business of the NYSE on each business day. Net asset value is calculated by adding the Qualified Class Shares' of the value of the individual securities held by the Portfolio, subtracting the liabilities of that class, and dividing by the total number of Qualified Class Shares outstanding. We value each individual security the Portfolio holds by using market quotations; if a current market quotation is not readily available or we believe it does not reflect the Security's true value, a fair value is determined by or under the direction of the Board of Directors of the Company.


                     DIVIDEND AND DISTRIBUTION INFORMATION

The Portfolio intends to pay any dividends and capital gain distributions at least once a year. Dividends and capital gains distributions of the Portfolio will be automatically reinvested at net asset value in additional Qualified Class Shares of the Portfolio. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of the Portfolio.

The value of your Qualified Class Shares will be reduced by the amount of any dividends and distributions. If an Insurer purchases shares shortly before the record date for a dividend or distribution of capital gains, it will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

                                TAX INFORMATION


The Portfolio ordinarily declares and distributes net realized gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the Investment Company Act of 1940, as amended. The Portfolio will not make distributions to Insurers from net realized gains unless capital loss carryovers, if any, have been utilized or have expired. The Portfolio intends to distribute substantially all of its net investment income and net realized securities gains on a current basis. All expenses are accrued daily and deducted before declaration of dividends to investors.



See your employer's contract disclosure document for a discussion of the impact on you of income taxes an Insurer may owe as a result of its ownership of shares of the Portfolio, its receipt of dividends and distributions on those shares, and its gains from the purchase and sale of shares.


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of an Insurer's investment in the Portfolio.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Portfolio's shares for the period since the Qualified
Class Shares were first offered. Certain information reflects the financial performance of a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements and related notes, are included in the annual report, which is available on request.

                         WILSHIRE 5000 INDEX PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                   QUALIFIED
                                                                 CLASS SHARES
                                                              -------------------
                                                                YEAR      PERIOD
                                                               ENDED      ENDED
                                                              8/31/01    8/31/00+
                                                              --------   --------
Net asset value, beginning of period........................  $ 12.23     $10.94
                                                              -------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................     0.05***    0.09***
Net realized and unrealized gain/(loss) on investments......    (3.19)      1.20
                                                              -------     ------
TOTAL FROM INVESTMENT OPERATIONS............................    (3.14)      1.29
                                                              -------     ------
LESS DISTRIBUTIONS:
Dividends from net investment income........................    (0.05)        --
Distributions from capital gains............................    (0.14)        --
                                                              -------     ------
TOTAL DISTRIBUTIONS.........................................    (0.19)        --
                                                              -------     ------
Net asset value, end of period..............................  $  8.90     $12.23
                                                              =======     ======
Total return (a)............................................   (25.90)%    11.79%**
                                                              =======     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $ 1,770     $1,158
Operating expenses including reimbursement/waiver/custody
 earnings credit............................................     0.74%      0.60%*
Operating expenses excluding custody earnings credit........     0.77%      0.62%*
Operating expenses excluding reimbursement/waiver/custody
 earnings credit............................................     1.08%      0.97%*
Net investment income including reimbursement/waiver/custody
 earnings credit............................................     0.44%      0.54%*
Portfolio turnover rate.....................................        8%        61%**


------------------------------


  + The Wilshire 5000 Index Portfolio Qualified Class Shares commenced operations on May 12, 2000.


  * Annualized.

 ** Non-annualized.


*** The selected per share data was calculated using the weighted average shares outstanding method for the period.


 (a) Total return represents aggregate total return for the period indicated.

          The following notice does not constitute part of and is not incorporated into the prospectus.



                          WILSHIRE TARGET FUNDS, INC.
                               PRIVACY STATEMENT



At Wilshire Target Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.



INFORMATION WE COLLECT



We collect and retain nonpublic personal information about you that may include:



    - Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;



    - Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and



    - Information we collect through the use of Internet "cookies" when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user's name or email address, or anything about the user's computer using cookies.



INFORMATION WE MAY SHARE



We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:



    - Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;



    - Companies that provide services for us to help market our products to you; and



    - Governmental or other legal agencies, as required by law



When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.



CONFIDENTIALITY AND SECURITY



Within our organization , we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.



As previously mentioned, we may collect information through the use of Internet "cookies" on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

APPLICABILITY



Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.



The Wilshire Target Funds, Inc. value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilfunds.com for additional copies of this policy.

SHAREHOLDER REPORTS



You will receive semi-annual reports dated February 28, and annual reports dated August 31 each year. These reports contain additional information about the portfolio's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.



STATEMENT OF ADDITIONAL INFORMATION



The SAI provides more detailed information about the Portfolio and is legally considered to be part of this prospectus.



HOW TO OBTAIN REPORTS



You can get free copies of annual and semi-annual reports and SAIs, request other information, and discuss your questions about the Portfolio by contacting us at:



                             Wilshire Target Funds
                                 P.O. Box 60488
                         King of Prussia, PA 19406-0488
                     Or by calling toll free 1-888-200-6796
                           (http://www.wilfunds.com)



You can review and copy information about the Portfolio, including the annual and semi-annual reports and SAIs, at the Public Reference Room of the Securities and Exchange Commission. For information about the Public Reference Room call 1-202-942-8090. You can also obtain copies:



- For a duplicating fee, by writing e-mailing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, e-mail address:
  publicinfo@sec.gov.



- Free from the Commission's EDGAR database on its Internet Website at http://www.sec.gov



                   (INVESTMENT COMPANY ACT FILE NO. 811-7076)

--------------------------------------------------------------------------------

                           WILSHIRE TARGET FUNDS, INC.

                          WILSHIRE 5000 INDEX PORTFOLIO

                           HORACE MANN CLASS OF SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                            (HTTP://WWW.WILFUNDS.COM)


                                DECEMBER 21, 2001


This Statement of Additional Information ("SAI") provides supplementary information for the Horace Mann Class of Shares of the Wilshire 5000 Index Portfolio (the "Portfolio") of Wilshire Target Funds, Inc. (the "Company").


This SAI is not a prospectus, and it should be read in conjunction with the Prospectus for the Horace Mann Class of Shares of the Portfolio dated December 21, 2001. The financial statements contained in the Portfolio's Annual Report for the fiscal year ended August 31, 2001 are incorporated by reference into this SAI. You can obtain free copies of the Prospectus and Annual Report by contacting us at: Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or calling 877-720-3701.


                                TABLE OF CONTENTS


The Portfolio                                         2
Investment Policies and Risks                         2
Investment Restrictions                               8
Directors and Officers                                9
Principal Holders of Securities                      12
Investment Advisory and Other Services               12
Code of Ethics                                       15
Portfolio Transactions                               15
Net Asset Value                                      16
Purchase and Redemption of Shares                    17
Dividends, Distribution and Taxes                    18
Performance Information                              21
Other Information                                    22
Financial Statements                                 23

                                  THE PORTFOLIO


The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including Horace Mann Class of Shares of the Portfolio. The Company also offers other classes of shares of the Portfolio in separate prospectuses and statements of additional information. Wilshire Associates Incorporated ("Wilshire") is the investment adviser for the Portfolio. Terms not defined in this SAI have the meanings assigned to them in the Prospectus.


Horace Mann Class of Shares are available through agents and other sales representatives of Horace Mann Investors, Inc. ("Horace Mann"). Horace Mann is a registered broker/dealer with the National Association of Securities Dealers and a wholly-owned subsidiary of the Horace Mann Educators Corporation.

                          INVESTMENT POLICIES AND RISKS

The Portfolio may invest in the investments described below:

U.S. GOVERNMENT SECURITIES. The Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities of various interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

A certificate of deposit is a negotiable certificate requiring a bank to repay funds deposited with it for a specified period of time.

A time deposit is a non-negotiable deposit maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits held by the Portfolio will not benefit from insurance administered by the Federal Deposit Insurance Corporation.

A bankers' acceptance is a credit instrument requiring a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Portfolio may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

With respect to such securities issued by foreign branches and subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by the Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, possible seizure or nationalization of foreign deposits, the possible imposition of foreign withholding taxes on interest income, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thus determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A repurchase agreement involves risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Company's custodian or sub-custodian will hold in a segregated account the securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered, under the Investment Company Act of 1940, as amended (the "1940 Act"), to be loans by the Portfolio. To try to reduce the risk of loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, only with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with the custodian or sub-custodian if the value of the securities purchased decreases below the repurchase price.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers under agreement. The Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a "placing broker."

The Securities and Exchange Commission (the "SEC") currently requires that the following lending conditions must be met: (1) the Portfolio must receive at least 100% collateral from the borrower (cash, U.S. Government securities, or irrevocable bank letters of credit); (2) the borrower must increase the collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Even though loans of portfolio securities are collateralized, a risk of loss exists if an institution that borrows securities from the Portfolio breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are: (a) rated at least Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue rated at least Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by the Company to be of comparable quality.


These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

DERIVATIVES. The Portfolio may invest, to a limited extent, in "derivatives". These are financial instruments which derive their performance at least in part, from the performance of an underlying asset, index or interest rate. The derivatives the Portfolio uses are currently comprised of stock index futures and options. The Portfolio may invest in derivatives for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities.

Although the Portfolio does not currently intend to invest in derivatives, it reserves the right to do so in the future. Normally, less than 5% of the Portfolio's net assets would be invested in derivatives.

Derivatives permit the Portfolio to increase, decrease or change the level of risk to which its securities are exposed in much the same way as the Portfolio can increase, decrease or change the risk of its investments by making investments in specific securities. However, derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Portfolio as a whole. Under certain market conditions, they can increase the volatility of the Portfolio's net asset value, can decrease the liquidity of the Portfolio's investments and make more difficult the accurate pricing of the of the Portfolio's shares.

In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio's performance. If the Portfolio invests in derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times. Derivatives may be purchased on established exchanges ("exchange-traded" derivatives) or through privately negotiated transactions ("over-the-counter" derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Although the Portfolio will not be a commodity pool, derivatives subject the Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which the Portfolio can invest in certain derivatives. The Portfolio may invest in stock index futures contracts for hedging purposes without limit. However, the Portfolio may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits and the premiums paid for unexpired commodity options, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

FUTURES TRANSACTIONS. The Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to the Portfolio which could affect the value of the Portfolio's net assets adversely. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

Successful use of futures by the Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and published positions of the SEC, the Portfolio may be required to segregate cash or liquid assets in connection with its futures transactions in an amount generally equal to the value of the contract. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

OPTIONS. The Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or the Wilshire 5000 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Options on stock indices are similar to options on specific securities, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to deliver this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

OTHER DERIVATIVES. The Portfolio may take advantage of opportunities in the area of futures contracts and any other derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus or SAI.

FOREIGN SECURITIES. The Portfolio may include securities of the foreign issuers included in the Wilshire 5000 Index. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

PREFERRED STOCK. The Portfolio may invest up to 5% of its assets in preferred stock. Preferred Stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES. The Portfolio may invest up to 5% of its assets in convertible securities when its appears to Wilshire that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, Wilshire places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuers convertible at stated exchange rates into common stock of the issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in a issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS. The Portfolio may invest up to 5% of its assets in warrants and rights. Warrants are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but generally are shorter in duration and are distributed by the issuer directly to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights to the assets of the issuer.

                             INVESTMENT RESTRICTIONS

The investment restrictions described below are fundamental policies of the Portfolio and cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in the Portfolio's total assets will not result in a violation of the percentage limitations. The Portfolio may not:

1. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. When borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices, will not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board of Directors.

5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there will be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. With respect to 75% of the Portfolio's assets, hold more than 10% of the outstanding voting securities of any single issuer.

9. Issue any senior security (as defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Company's Board of Directors. The Portfolio may not:

1. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

                             DIRECTORS AND OFFICERS

Under Maryland law, the business and affairs of the Portfolio and the Company are managed under the direction of the Board of Directors. Information pertaining to the Directors and officers is set forth below.

DIRECTORS

* Indicates that the Director is an "interested person" of the Company as defined in the 1940 Act.


NAME:           *Thomas D. Stevens
AGE:              52

ADDRESS: c/o Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401

POSITION:         Chairman of the Board, President and Director


PRINCIPAL OCCUPATION FOR LAST FIVE YEARS: Senior Managing Director and Principal of Wilshire. He is the Chief Investment Officer of the Wilshire Asset Management division of Wilshire. Wilshire Asset Management is a provider of index and structured equity applications.

NAME:             Dewitt F. Bowman
AGE:              71

ADDRESS:          79 Eucalyptus Knoll, Mill Valley, CA 94941
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. Currently a director of the RREEF America REIT, Dresdner RCM Capital Fund, Inc. and Dresdner RCM Equity Funds, Inc., and trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust, Brandes Investment Trust and PCG Private Equity Fund.

NAME:           *Robert J. Raab, Jr.
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS: Senior Managing Director and Principal of Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products.


NAME:             Anne Wexler
AGE:              70

ADDRESS:          c/o The Wexler Group, 1317 F Street, N.W., Suite 600,
                  Washington, D.C. 20004
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Chairman of the Wexler Group, consultants specializing in government relations and public affairs, for more than fifteen years. She is also a director of Alumax, The Dreyfus Corporation, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family. In addition, she is a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, the Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs.


NAME:             Cynthia A. Hargadon
AGE:              46

ADDRESS:          c/o Potomac Investment Services, L.P., 3 Bethesda Metro
                  Center, Suite 530 Bethesda, Maryland 20814
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since June 2000, Managing Director of Potomac Investment Services, L.P. and President of Potomac Asset Management Company, Inc. Prior to June 2000, Director of Investments for the National Automobile Dealers Association. From November 1996 to July 1998, President of Stable Value Investment Association, Inc., educating the public about stable value as a fixed income alternative and how to use it in the asset allocation process for defined contribution plan participants. She is also a project consultant of Johnson Custom Strategies, Inc. an independent investment services firm providing specialized asset management strategies to institutional clients. From May 1987 to November 1996, Senior Vice-President and Chief Investment Officer of ICMA Retirement Corporation, a retirement plan administrator.

For so long as the plan described in "Service and Distribution Plan" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.


The Company pays its Directors who are not "interested persons" of the Company an annual retainer of $3,000 and a fee of $2,500 per meeting. The aggregate amount of compensation paid to each current Director by the Company for the fiscal year ended August 31, 2001, is shown below:

                                                            AGGREGATE
                        NAME OF                           COMPENSATION
                       DIRECTOR                        PAID BY THE COMPANY
                       --------                        -------------------
                  DeWitt F. Bowman                           $13,000
                  Cynthia A. Hargadon                        $13,000
                  Robert J. Raab, Jr.                        $0
                  Thomas D. Stevens                          $0
                  Anne L. Wexler                             $13,000


OFFICERS


NAME:             David R. Borger
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Vice President and Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President and Principal of the Company and Director of Research for its Wilshire Asset Management division for more than six years.


NAME:             James G. Shaw
AGE:              41
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President of Fund Accounting and Administration at PFPC Inc.

NAME:             Ellyn Jones
AGE:              33
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Supervisor, Fund Accounting & Administration at PFPC Inc. since April 1998; prior to that worked as Assistant Controller with MSI International, Inc., a marketing research firm. Graduated with BBA in Finance from Ursinus College in 1997.

NAME:             Alan L. Manning
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Secretary


PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since 1990, Vice President, Secretary and General Counsel of Wilshire.

NAME:             Mary Jane Maloney

AGE:              43
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Secretary

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President of Regulatory Administration at PFPC Inc. since 1997. Previously, Compliance Officer, SEI Investments Company (May 1992-September 1997).

As of November 30, 2001, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of each class of the Portfolio. Wilshire is controlled by its President, Dennis Tito, who owns a majority of its outstanding voting stock.


                         PRINCIPAL HOLDERS OF SECURITIES


As of November 30, 2001, no shareholders owned beneficially or of record 5% or more of the Horace Mann Class of Shares of the Portfolio. Shareholders who have the power to vote a large percentage of shares of the Portfolio may be in a position to control the Portfolio and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of the Portfolio's voting securities may be deemed to be a "control person," as defined by the 1940 Act.


                     INVESTMENT ADVISORY AND OTHER SERVICES


EXPENSES. From time to time, Wilshire or PFPC Inc., the Company's administrator and transfer agent ("PFPC"), may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company, which would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or PFPC for any amounts which may be waived or assumed. Each of PFPC Distributors Inc., the Company's distributor ("PFPC Distributors"), Wilshire or PFPC may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.


All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by PFPC Distributors, Wilshire or PFPC. The expenses borne by the Company include: organizational costs; taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of PFPC Distributors, Wilshire or PFPC or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders' reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among all series on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the series.

INVESTMENT ADVISORY AGREEMENT AND FEES. Wilshire provides investment advisory services to the Portfolio pursuant to an Investment Advisory Agreement dated July 11, 1996 (the "Advisory Agreement"), as amended June 8, 1998. All advisory fees are accrued daily. For the fiscal years ended August 31, 2001 and August 31, 2000, the advisory fees for the Portfolio payable to Wilshire, the reductions attributable to voluntary fee waivers, and the net fees paid with respect to the Portfolio, were as follows:


                           ADVISORY       REDUCTION      NET
                          FEE PAYABLE       IN FEE     FEE PAID
                          -----------     ---------    --------

2001                        $109,773       $109,773      $0
2000                        $107,392       $107,392      $0

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolio under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolio. Wilshire is not protected, however, against any liability to the Portfolio or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire's reckless disregard of its obligations and duties under the Advisory Agreement.


The Advisory Agreement is terminable with respect to the Portfolio without penalty on 60 days' notice by the Company's Board of Directors, by vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act), or on at least 90 days' notice by Wilshire.

The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).


SERVICES AGREEMENT. Wilshire has entered into a Services Agreement, dated May 31, 1999, as amended September 27, 1999, with PFPC (formerly, FDISG, 4400 Computer Drive, Westboro, MA 01581). PFPC is an affiliate of PFPC Distributors. PFPC furnishes Wilshire with clerical help, accounting, data processing, internal auditing, legal services and certain other services; as may be required by Wilshire. PFPC also: prepares tax returns, reports to the Portfolio's shareholders, and reports and filings with the SEC and state securities authorities; provides sales literature review and recommendations for compliance with the National Association of Securities Dealers, Inc. ("NASD") and SEC rules and regulations; prepares training materials for use by personnel of the Company or Wilshire; prepares ongoing compliance updates; coordinates the registration of the Company with the National Securities Clearing Corp. ("NSCC") and the filing of required Company reports with NSCC; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Company; assists in the preparation of quarterly board materials with regard to sales and other distribution related data reasonably requested by the Company's Board of Directors; and generally assists in all aspect of the Company's operations, other than providing legal or investment advice.

The Services Agreement has an initial three year term and, upon the expiration date of the initial term, the Services Agreement will automatically renew for successive terms of three years each, unless the Company or PFPC provides written notice to the other of its intent not to renew. Such notice must be received not less than 90 days and not more than 180 days prior to the expiration of the initial term or the then current renewal term. As compensation for PFPC's services under the Services Agreement, PFPC is entitled to receive from the Company a monthly administration fee at the annual rate of 0.15% of the Company's monthly average net assets up to aggregate assets of $1 billion, 0.10% of such value on the next $4 billion, and
 .08% on the excess net assets. In addition, Wilshire has agreed to pay PFPC an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.

With respect to the Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees. For the fiscal years ended August 31, 2000 and August 31, 2001, PFPC voluntarily waived all of its fees as follows:

                                                  2000      2001
                                                  ----      ----
          Administration and Accounting        $185,999   $189,660
          Transfer Agency                      $ 42,000   $ 42,000

SERVICE AND DISTRIBUTION PLAN. The Service and Distribution Plan (the "Plan") of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Horace Mann Class of Shares of the Portfolio by vote of the majority of both (a) the Directors of the Company and (b) those Directors who are not interested persons of the Company (as defined in the 1940
Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Plan will continue in effect with respect to the Horace Mann Class of Shares of the Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding shares of the Horace Mann Class of Shares of the Portfolio. The Plan may be terminated at any time with respect to the Horace Mann Class of Shares of the Portfolio by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Horace Mann Class of Shares of the Portfolio. Amounts spent on behalf of the Horace Mann Class of Shares of the Portfolio pursuant to such Plan during the fiscal year ended August 31, 2001, are set forth below.



                    COMPENSATION     COMPENSATION
   12B-1 AND         TO BROKER-        TO SALES
   PRINTING           DEALERS          PERSONNEL        OTHER
----------------------------------------------------------------
     $0              $6,358.66            $0              $0

----------------------------------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT. PFPC, P.O. Box 61503, King of Prussia, PA 19406-0903, serves as the Company's transfer agent and dividend disbursing agent.

CUSTODIAN. The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60675, serves as the Portfolio's custodian.

COUNSEL. Paul Hastings, Janofsky & Walker LLP, 535 South Flower Street, Los Angeles, California 90071-2371, serves as counsel for the Company.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as auditor for the Company.


                                 CODE OF ETHICS


The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act. The Code of Ethics restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Portfolio investment personnel.

Each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by the Portfolio. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of the Portfolio within periods of trading by the Portfolio in the same security, and a ban on short-term trading in securities. Investment personnel are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, Wilshire and PFPC Distributors have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Portfolios.


                             PORTFOLIO TRANSACTIONS

Wilshire supervises the placement of orders on behalf of the Portfolio for the purchase or sale of portfolio securities. Portfolio transactions are allocated among broker-dealers in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced by the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Portfolio and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

Although Wilshire makes investment decisions for the Portfolio independently from those of its other accounts, investments of the kind made by the Portfolio may often also be made by such other accounts. When Wilshire buys or sells the same security at substantially the same time on behalf of the Portfolio and one or more other accounts managed by Wilshire, it allocates available investments by such means as, in its judgment, result in fair treatment. Wilshire aggregates orders for purchases and sales of securities of the same issuer on the same day among the Portfolio and their other managed accounts, and the price paid to or received by the Portfolio and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Portfolio or the size of the position purchased or sold by the Portfolio.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, the Portfolio's turnover rate generally will not exceed 80%. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, Wilshire attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.


For the fiscal years ended August 31, 2000 and 2001, the Portfolio paid total brokerage commissions of $81,317.00 and 41,626.15, respectively

As of August 31, 2001, the Portfolio held the following securities of its regular brokers or dealers as follows:


BROKERS OR DEALERS                                               MARKET VALUE
------------------                                               ------------
Morgan Stanley Dean Witter & Co.                                 $517,495
J.P. Morgan Chase &  Co.                                         $685,166
Investment Technology Group, Inc.                                $15,019


No brokerage commissions were paid to the Company's distributor. There were no spreads or concessions on principal transactions for any such period.

                                 NET ASSET VALUE

The net asset value per share of the Horace Mann Class of Shares of the Portfolio is calculated as of the close of regular trading of the NYSE on each day the NYSE is open for trading.


The Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost. In the event that the price of a security becomes unavailable from routine pricing sources as a result of extraordinary circumstances in the market in which the security is traded, Wilshire shall propose an appropriate method of valuation of such security for consideration by the Valuation Committee, as comprised in accordance with the Company's Policies and Procedures with respect to Valuation of Securities for which Market Quotations are not Readily Available. Each such method of valuation, any material change therein, or the continuation of any such method for an extended period of time shall be considered and approved at a meeting, in person or by telephone, of the Valuation Committee to determine the appropriate valuation method. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Horace Mann Class of Shares of the Portfolio.


                        PURCHASE AND REDEMPTION OF SHARES

The following information supplements should be read in conjunction with the sections in the Prospectus entitled "How to Purchase Portfolio Shares" and "How to Sell Portfolio Shares."


THE DISTRIBUTOR. PFPC Distributors, Inc. (the "Distributor"), located at 3200 Horizon Drive, King of Prussia, PA 19406, serves as the Company's distributor pursuant to a Distribution Agreement which is renewable annually by the Board of Directors. The Horace Mann Class Shares of the Portfolio are continuously offered at the net asset value per share next determined after a proper purchase request has been received and accepted by the Company. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company's registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

IN-KIND PURCHASES. Payments for the Portfolio's shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact PFPC. Generally, securities which are accepted by the Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purpose upon such a payment.

SIGNATURES. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed if the amount redeemed exceeds $50,000 or, if proceeds are to be paid to someone other than the registered holder of Shares or if the investor's address of record has changed within the past 60 days. PFPC has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The PFPC may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

REDEMPTION COMMITMENT. The Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

SUSPENSION OF REDEMPTIONS. The Company may suspend the right of redemption with respect to the Portfolio or postpone the date of payment (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                        DIVIDENDS, DISTRIBUTION AND TAXES

The following information supplements and should be read in conjunction with the sections in the Prospectus entitled "Dividends and Distribution Information" and "Tax Information."

REGULATED INVESTMENT COMPANIES


The Company's management believes that the Portfolio qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for the fiscal year ended August 31, 2001. Qualification as a regulated investment company relieves the Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


As a regulated investment company, the Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer

(other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

Because the Portfolio is established in part as an investment for certain insurance variable annuity contacts, the Code imposes additional diversification requirements on the Portfolio. Generally, these requirements are that at each quarter end and for 30 days thereafter no more than 55% of the Portfolio's total assets may be in any one investment, no more than 70% in any two investments, nor more than 80% in any three investments, and no more than 90% in any four investments.

The Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were no distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolio intends to make timely distributions of their income in compliance with these requirements and anticipate that it will not be subject to the excise tax.

Dividends paid by the Portfolio from ordinary income, and distributions of the Portfolio's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Portfolio is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by the Portfolio will be eligible for the dividends received deduction only if the Portfolio has satisfied a 46-day holding period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Portfolio for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Within 60 days after the end of its taxable year, the Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

Under the Code, any distributions designated as being made from net capital gains are taxable to the Portfolio's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Portfolio as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% (20% on property sold after July 28, 1997 that was held more than 18 months) for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of the Portfolio.

Any loss realized on a sale, redemption or exchange of shares of the Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

HEDGING TRANSACTIONS

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by the Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

Offsetting positions held by the Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized to ordinary income.

If the Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, the Portfolio will recognize gain if it enters into a futures contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

OTHER TAX INFORMATION


The Portfolio may be required to withhold for U.S. federal income taxes 30.5%, 30% after December 31, 2001, of all taxable distributions payable to shareholders who fail to provide the Company with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


The Company may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Company and of shareholders of the Portfolio with respect to distributions by the Portfolio may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his or her shares below the cost of his or her investment. Such a dividend or distribution would be a return on investment in an economic sense. In addition, the Code provides that if a shareholder holds shares of the Portfolio for six months or less and has received a long-term capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received.

                             PERFORMANCE INFORMATION


For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolio. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five-, and ten-year periods (or the life of the Portfolio if shorter).


Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management and is also affected by operating expenses, market conditions and the risks associated with a Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertising or marketing the shares of the Portfolio, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.

Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical STET payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


The Portfolio's average annual total returns (not annualized) for the periods ended August 31, 2001 were as follows:


                                           1 YEAR            SINCE INCEPTION*
                                           ------            ----------------
Horace Mann Class of Shares                 (25.79)%             (5.14)%

* Horace Mann Class of Shares commenced operations on December 10, 1999.


                                OTHER INFORMATION

The Company is a Maryland corporation organized on July 30, 1992. It currently has five Portfolios - Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and the Portfolio -- each of which has several classes of shares.


Each share of the Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of the Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Company will send annual and semi-annual financial statements to all its shareholders.

                              FINANCIAL STATEMENTS


The Company's audited financial statements for the Portfolio contained in its annual report for the fiscal year ended August 31, 2001 is incorporated into this SAI by reference in their entirety. Such financial statements have been audited by the Company's independent auditors, PricewaterhouseCoopers LLP, whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

                           WILSHIRE TARGET FUNDS, INC.

                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO
                          WILSHIRE 5000 INDEX PORTFOLIO

                             INVESTMENT CLASS SHARES
                           INSTITUTIONAL CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                            (HTTP://WWW.WILFUNDS.COM)


                                DECEMBER 21, 2001

This Statement of Additional Information ("SAI") provides supplementary information for the investment portfolios of Wilshire Target Funds, Inc. ("Company"): Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Wilshire 5000 Index Portfolio (each a "Portfolio" and collectively the "Portfolios").

This SAI is not a prospectus, and it should be read in conjunction with the Prospectus for the Investment Class Shares and Institutional Class Shares of the Portfolios dated December 21, 2001. The financial statements contained in the Portfolios' Annual Report for the fiscal year ended August 31, 2001 are incorporated by reference into this SAI. You can obtain free copies of the Prospectus and Annual Report by contacting us at: Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or calling 888-200-6796.


                                TABLE OF CONTENTS


The Portfolios                                        2
Investment Policies and Risks                         2
Investment Restrictions                               8
Directors and Officers                                9
Principal Holders of Securities                      12
Investment Advisory and Other Services               16
Code of Ethics                                       20
Portfolio Transactions                               20
Net Asset Value                                      22
Purchase of Portfolio Shares                         22
Redemption of Portfolio Shares                       23
Shareholder Services                                 24
Dividends, Distribution and Taxes                    25
Performance Information                              29
Other Information                                    31
Financial Statements                                 31

                                 THE PORTFOLIOS


The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including Investment Class Shares and Institutional Class Shares for each of the Portfolios. The Company also offers other classes of shares of the Wilshire 5000 Index Portfolio in separate prospectuses and statements of additional information. Wilshire Associates Incorporated ("Wilshire") is the investment adviser for the Portfolios. Terms not defined in this SAI have the meanings assigned to them in the prospectus.


                          INVESTMENT POLICIES AND RISKS

All Portfolios may invest in the investments described below, except as otherwise indicated.

U.S. GOVERNMENT SECURITIES. Each Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities of various interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

MONEY MARKET INSTRUMENTS. Each Portfolio may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

A certificate of deposit is a negotiable certificate requiring a bank to repay funds deposited with it for a specified period of time.

A time deposit is a non-negotiable deposit maintained in a banking institution for a specified period of time at a stated interest rate. A Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits held by the Portfolios will not benefit from insurance administered by the Federal Deposit Insurance Corporation.

A bankers' acceptance is a credit instrument requiring a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Portfolios may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

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With respect to such securities issued by foreign branches and subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, possible seizure or nationalization of foreign deposits, the possible imposition of foreign withholding taxes on interest income, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thus determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A repurchase agreement involves risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Company's custodian or sub-custodian will hold in a segregated account the securities acquired by a Portfolio under a repurchase agreement. Repurchase agreements are considered, under the Investment Company Act of 1940, as amended (the "1940 Act"), to be loans by the Portfolios. To try to reduce the risk of loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, only with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with the custodian or sub-custodian if the value of the securities purchased decreases below the repurchase price.

LENDING PORTFOLIO SECURITIES. The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers under agreement. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a "placing broker."

The Securities and Exchange Commission (the "SEC") currently requires that the following lending conditions must be met: (1) the Portfolio must receive at least 100% collateral from the borrower (cash, U.S. Government securities, or irrevocable bank letters of credit); (2) the borrower must increase the collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Even though loans of portfolio securities are collateralized, a risk of loss exists if an institution that borrows securities from a Portfolio breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral.


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ZERO COUPON SECURITIES. Each Portfolio, except the Wilshire 5000 Index
Portfolio, may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Each such Portfolio also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond more to changes in interest rates than non-zero coupon securities with similar maturities and credit qualities.


COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs. The commercial paper purchased by a Portfolio will consist only of direct obligations which, at the time of their purchase, are: (a) rated at least Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue rated at least Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by the Company to be of comparable quality.


These instruments include variable amount master demand notes, which are obligations that permit a Portfolio to invest at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio's right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

DERIVATIVES. Each Portfolio may invest, to a limited extent, in "derivatives." These are financial instruments which derive their performance at least in part, from the performance of an underlying asset, index or interest rate. The derivatives the Portfolios use are currently comprised of stock index futures and options. The Portfolios may invest in derivatives for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities.

Although the Wilshire 5000 Index Portfolio does not currently intend to invest in derivatives, it reserves the right to do so in the future. Normally, less than 5% of the Portfolio's net assets would be invested in derivatives.

                                       4
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Derivatives permit a Portfolio to increase, decrease or change the level of risk to which its securities are exposed in much the same way as the Portfolio can increase, decrease or change the risk of its investments by making investments in specific securities. However, derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Portfolio as a whole. Under certain market conditions, they can increase the volatility of the Portfolio's net asset value, can decrease the liquidity of the Portfolio's investments and make more difficult the accurate pricing of the of the Portfolio's shares.

In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance. If a Portfolio invests in derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

When required by the SEC, a Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, a Portfolio may have to sell portfolio securities at disadvantageous prices or times. Derivatives may be purchased on established exchanges ("exchange-traded" derivatives) or through privately negotiated transactions ("over-the-counter" derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Although no Portfolio will be a commodity pool, derivatives subject a Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in certain derivatives. Each Portfolio may invest in stock index futures contracts for hedging purposes without limit. However, no Portfolio may invest in such contracts for other purposes if the sum of the amount of initial margin deposits and the premiums paid for unexpired commodity options, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

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FUTURES TRANSACTIONS. A Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to a Portfolio which could affect the value of such Portfolio's net assets adversely. Although each Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio to substantial losses.

Successful use of futures by a Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and published positions of the SEC, a Portfolio may be required to segregate cash or liquid assets in connection with its futures transactions in an amount generally equal to the value of the contract. The segregation of such assets will have the effect of limiting a Portfolio's ability otherwise to invest those assets.

OPTIONS. The Wilshire 5000 Index Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or the Wilshire 5000 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.


                                       6
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Options on stock indices are similar to options on specific securities, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to deliver this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

OTHER DERIVATIVES. A Portfolio may take advantage of opportunities in the area of futures contracts and any other derivatives which presently are not contemplated for use by the Portfolios or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus or SAI.

FOREIGN SECURITIES. Each Portfolio may include securities of the foreign issuers included in the Wilshire 5000 Index. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

PREFERRED STOCK. The Wilshire 5000 Index Portfolio may invest up to 5% of its assets in preferred stock. Preferred Stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES. The Wilshire 5000 Index Portfolio may invest up to 5% of its assets in convertible securities when its appears to Wilshire that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, Wilshire places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuers convertible at stated exchange rates into common stock of the issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates

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decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in a issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS. The Wilshire 5000 Index Portfolio may invest up to 5% of its assets in warrants and rights. Warrants are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but generally are shorter in duration and are distributed by the issuer directly to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights to the assets of the issuer.

                             INVESTMENT RESTRICTIONS

The investment restrictions described below are fundamental policies of each Portfolio and cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in a Portfolio's total assets will not result in a violation of the percentage limitations. No Portfolio may:

1. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. When borrowings exceed 5% of the value of a Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices, will not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and entry into repurchase agreements. However, each Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board of Directors.

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5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there will be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of a Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. With respect to 75% of a Portfolio's assets, hold more than 10% of the outstanding voting securities of any single issuer.

9. Issue any senior security (as defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Company's Board of Directors. No Portfolio may:

1. Invest in the securities of a company for the purpose of exercising management or control, but a Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

                             DIRECTORS AND OFFICERS

Under Maryland law, the business and affairs of the Portfolios and the Company are managed under the direction of the Board of Directors. Information pertaining to the Directors and officers is set forth below.

DIRECTORS

* Indicates that the Director is an "interested person" of the Company as defined in the 1940 Act.


NAME:             *Thomas D. Stevens
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700 Santa Monica, California 90401
POSITION:         Chairman of the Board, President and Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS: Senior Managing Director and Principal of Wilshire. He is the Chief Investment Officer of the Wilshire Asset Management division of Wilshire. Wilshire Asset Management is a provider of index and structured equity applications.

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NAME:             Dewitt F. Bowman
AGE:              71

ADDRESS:          79 Eucalyptus Knoll, Mill Valley, California 94941
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. Currently a director of the RREEF America REIT, Dresdner RCM Capital Fund, Inc. and Dresdner RCM Equity Funds, Inc., and trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust, Brandes Investment Trust and PCG Private Equity Fund.


NAME:             *Robert J. Raab, Jr.
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700 Santa Monica, California 90401
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS: Senior Managing Director and Principal of Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products.


NAME:             Anne Wexler
AGE:              70

ADDRESS:          c/o The Wexler Group,
                  1317 F Street, N.W., Suite 600,
                  Washington, D.C. 20004
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Chairman of the Wexler Group, consultants specializing in government relations and public affairs, for more than fifteen years. She is also a director of Alumax, The Dreyfus Corporation, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family. In addition, she is a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, the Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs.


NAME:             Cynthia A. Hargadon
AGE:              46

ADDRESS:          c/o Potomac Investment Services, L.P., 3 Bethesda Metro
                  Center, Suite 530, Bethesda, Maryland 20814
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since June 2000, Managing Director of Potomac Investment Services, L.P. and President of Potomac Asset Management Company, Inc. Prior to June 2000, Director of Investments for the National Automobile Dealers Association. From November 1996 to July 1998, President of Stable Value Investment Association, Inc., educating

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the public about stable value as a fixed income alternative and how to use it in the asset allocation process for defined contribution plan participants. She is also a project consultant of Johnson Custom Strategies, Inc. an independent investment services firm providing specialized asset management strategies to institutional clients. From May 1987 to November 1996, Senior Vice-President and Chief Investment Officer of ICMA Retirement Corporation, a retirement plan administrator.

For so long as the plan described in "Service and Distribution Plan" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.


The Company pays its Directors who are not "interested persons" of the Company an annual retainer of $3,000 and a fee of $2,500 per meeting. The aggregate amount of compensation paid to each current Director by the Company for the fiscal year ended August 31, 2001, is shown below:



                                                         AGGREGATE
                        NAME OF                         COMPENSATION
                       DIRECTOR                      PAID BY THE COMPANY
                       --------                      -------------------

                  DeWitt F. Bowman                         $13,000
                  Cynthia A. Hargadon                      $13,000
                  Robert J. Raab, Jr.                      $0
                  Thomas D. Stevens                        $0
                  Anne L. Wexler                           $13,000



OFFICERS


NAME:             David R. Borger
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Vice President and Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than six years.

NAME:             James G. Shaw
AGE:              41
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Treasurer
PRINCIPAL OCCUPATION FOR LAST FIVE YEARS.   Vice President of Fund Accounting
and Administration at PFPC Inc.

NAME:             Ellyn Jones
AGE:              33
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Supervisor, Fund Accounting & Administration at PFPC Inc. since April 1998; prior to that worked as Assistant Controller with MSI International, Inc., a marketing research firm. Graduated with BBA in Finance from Ursinus College in 1997.

NAME:             Alan L. Manning
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Secretary

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since 1990, Vice President, Secretary and General Counsel of Wilshire.

NAME:             Mary Jane Maloney
AGE:              43
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Secretary
PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President of Regulatory Administration at PFPC Inc. since 1997. Previously, Compliance Officer, SEI Investments Company (May 1992-September 1997).

As of November 30, 2001, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of each class of each Portfolio. Wilshire is controlled by its President, Dennis Tito, who owns a majority of its outstanding voting stock.


                         PRINCIPAL HOLDERS OF SECURITIES


Listed below are the names and addresses of those shareholders who owned of record 5% or more of the outstanding Investment Class Shares or Institutional Class Shares of a Portfolio as of November 30, 2001. The Company does not know whether the persons listed in the table also beneficially owned such shares. Shareholders who have the power to vote a large percentage of shares of a particular Portfolio may be in a position to control the Portfolio and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of a Portfolio's voting securities may be deemed to be a "control person," as defined by the 1940 Act.


                         LARGE COMPANY GROWTH PORTFOLIO
                                INVESTMENT CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------

Charles Schwab & Co.                                              69.99%
Attn:  Mutual Funds
Reinvest Account
101 Montgomery Street

San Francisco, CA 94104

                         LARGE COMPANY GROWTH PORTFOLIO
                               INSTITUTIONAL CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------

Charles Schwab & Co.                                              29.60%
Attn:  Mutual Funds
Reinvest Account
101 Montgomery Street

San Francisco, CA 94104


Horace Mann Life Insurance Company                                17.09%
1 Horace Mann Plaza

Springfield, IL 62715


Cincinnati Bell Collectively                                      11.54%
Bargained Retirees Health Corp. TR.

Mail Location: 102-732
201 E 4th Street
Cincinnati, OH 45202


FTC & Co.                                                          7.34%
Attn: Datalynk #093

P.O. Box 173736
Denver, CO 80217

                          LARGE COMPANY VALUE PORTFOLIO
                                INVESTMENT CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------

Charles Schwab & Co.                                              40.41%
Attn:  Mutual Funds Dept.
Reinvest Account
101 Montgomery Street

San Francisco, CA  94104


National Investors Services Corp.                                 22.26%
Exclusively FBO Our Customers

55 Water St., FL 32
New York, NY 10041


Horace Mann Life Insurance Company                                16.56%
1 Horace Mann Plaza
Springfield, IL 62715


                          LARGE COMPANY VALUE PORTFOLIO
                               INSTITUTIONAL CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------

Cincinnati Bell Collectively                                     36.95%
Bargained Retirees Heath Care TR

Mail Location: 102-732
201 E 4th St.
Cincinnati, OH 45202

                         SMALL COMPANY GROWTH PORTFOLIO
                                INVESTMENT CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------

Charles Schwab & Co.                                              46.84%
Attn: Mutual Funds
Reinvest Account
101 Montgomery St.

San Francisco, CA 94104


National Investors Services Corp.                                  8.02%
Exclusively FBO Our Customers
55 Water St., FL 32
New York, NY 10041

Horace Mann Life Insurance Company                                 5.14%
1 Horace Mann Plaza
Springfield, IL 62715


                         SMALL COMPANY GROWTH PORTFOLIO
                               INSTITUTIONAL CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------

Cincinnati Bell Collectively                                      96.39%
Bargained Retirees Health Care TR

Mail Location : 102-732
201E 4th St.
Cincinnati, OH 45202

                          SMALL COMPANY VALUE PORTFOLIO
                                INVESTMENT CLASS


SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------
Charles Schwab & Co.                                              20.27%
Mutual Funds Dept.

Reinvest Account
101 Montgomery St.
San Francisco, CA 94104


National Investor Services Corp.                                  15.33%
Exclusively FBO Customers
55 Water Street
32nd Floor

New York, NY 10041


FTC & Co.                                                         10.73%
Attn: Datalynk #093
P.O. Box 173736
Denver, CO 80217

Horace Mann Life Insurance Company                                 6.15%
1 Horace Mann Plaza
Springfield, IL 62715

                          SMALL COMPANY VALUE PORTFOLIO
                               INSTITUTIONAL CLASS

SHAREHOLDERS                                                PERCENTAGE OWNED
------------                                                ----------------


Cincinnati Bell Collectively                                      88.61%
Bargained Retirees Health Care TR

Mail Location : 102-732
201 E 4th St.
Cincinnati, OH 45202



Charles Schwab & Co.                                               7.63%
Mutual Fund Department,

Reinvest Account,
101 Montgomery Street,
San Fransisco, CA 94104

                          WILSHIRE 5000 INDEX PORTFOLIO
                                INVESTMENT CLASS

SHAREHOLDER                                                 PERCENTAGE OWNED
-----------                                                 ----------------


Charles Schwab & Co.                                              49.67%
Attn: Mutual Funds
Reinvest Account
101 Montgomery St.

San Francisco, CA 94104


Centurion Trust Co.                                               21.77%
Omnibus Centurion Capital Management

2425 E Camelback Road,
Suite 530
Phoenix, AZ 85016

                          WILSHIRE 5000 INDEX PORTFOLIO
                               INSTITUTIONAL CLASS

SHAREHOLDER                                                 PERCENTAGE OWNED
-----------                                                 ----------------


Horace Mann Life Insurance Co.                                    72.71%
Separate Account
Attn: Chris Cervellone
1 Horace Mann Plaza

Springfield, IL 62715


Washington Dental Service                                         18.03%
P.O. Box 75688

Seatle, WA 98125

                     INVESTMENT ADVISORY AND OTHER SERVICES


EXPENSES. From time to time, Wilshire or PFPC Inc., the Company's administrator and transfer agent ("PFPC"), may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolios or the Company. This would have the effect of lowering the overall expense ratio of the Portfolios and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or PFPC for any amounts which may be waived or assumed. Each of PFPC Distributors Inc., the Company's distributor ("PFPC Distributors"), Wilshire or PFPC may bear other expenses of distribution of the shares of a Portfolio or of the provision of shareholder services to a Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.


All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by PFPC Distributors, Wilshire or PFPC. The expenses borne by the Company include: organizational costs; taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of PFPC Distributors, Wilshire or PFPC or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders' reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among the Portfolios on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Portfolio.


INVESTMENT ADVISORY AGREEMENT AND FEES. Wilshire provides investment advisory services to the Portfolios pursuant to an Investment Advisory Agreement dated July 11, 1996, (the "Advisory Agreement") as amended June 8, 1998. All advisory fees are accrued daily. For the fiscal years ended August 31, 1999, 2000 and 2001, the advisory fees for each Portfolio payable to Wilshire, the reductions attributable to voluntary fee waivers, and the net fees paid with respect to the Portfolios, were as follows:



1999
                                        ADVISORY        REDUCTION     NET
PORTFOLIO                              FEE PAYABLE       IN FEE     FEE PAID
---------                              -----------       ------     --------
Large Company Growth Portfolio         $  790,268       $      0   $  790,268
Large Company Value Portfolio          $  189,219       $      0   $  189,219
Small Company Growth Portfolio         $   38,857       $ 23,318   $   15,539
Small Company Value Portfolio          $   99,467       $ 59,706   $   39,761
Wilshire 5000 Index Portfolio          $   34,528       $ 34,528   $        0

2000
                                        ADVISORY        REDUCTION     NET
PORTFOLIO                              FEE PAYABLE       IN FEE     FEE PAID
---------                              -----------       ------     --------
Large Company Growth Portfolio         $1,689,994       $      0   $1,689,994
Large Company Value Portfolio          $  186,906       $      0   $  186,906
Small Company Growth Portfolio         $   37,976       $ 22,791   $   15,185
Small Company Value Portfolio          $   68,383       $ 41,000   $   27,383
Wilshire 5000 Index Portfolio          $  107,392       $107,392   $        0


2001
                                        ADVISORY        REDUCTION     NET
PORTFOLIO                              FEE PAYABLE       IN FEE     FEE PAID
---------                              -----------       ------     --------
Large Company Growth Portfolio         $1,484,776       $      0   $1,484,776
Large Company Value Portfolio          $  224,808       $      0   $  224,808
Small Company Growth Portfolio         $   34,551       $ 20,727   $   13,824
Small Company Value Portfolio          $   68,043       $ 40,823   $   27,220
Wilshire 5000 Index Portfolio          $  109,773       $109,773   $        0

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolios under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolios. Wilshire is not protected, however, against any liability to the Portfolios or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire's reckless disregard of its obligations and duties under the Advisory Agreement.


The Advisory Agreement is terminable with respect to any Portfolio without penalty on 60 days' notice by the Company's Board of Directors, by vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act), or on at least 90 days' notice by Wilshire.

The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).


SERVICES AGREEMENT. Wilshire has entered into a Services Agreement, dated May 31, 1999, as amended September 27, 1999, with PFPC (formerly, First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, MA 01581). PFPC is an affiliate of PFPC Distributors. PFPC furnishes Wilshire with clerical help, accounting, data processing, internal auditing, legal services and certain other services as may be required by Wilshire. PFPC also: prepares tax returns, reports to the Portfolio's shareholders, and reports and filings with the SEC and state securities authorities; provides sales literature review and recommendations for compliance with the National Association of Securities Dealers, Inc. ("NASD") and SEC rules and regulations; prepares training materials for use by personnel of the Company or Wilshire; prepares ongoing compliance updates; coordinates the registration of the Company with the National Securities Clearing Corp. ("NSCC") and the filing of required Company reports with NSCC; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Company; assists in the preparation of quarterly board materials with regard to sales and other distribution related data reasonably requested by the Company's Board of Directors; and generally assists in all aspect of the Company's operations, other than providing legal or investment advice.

The Services Agreement has an initial three year term and, upon the expiration date of the initial term, the Services Agreement will automatically renew for successive terms of three years each, unless the Company or PFPC provides written notice to the other of its intent not to renew. Such notice must be received not less than 90 days and not more than 180 days prior to the expiration of the initial term or the then current renewal term. As compensation for PFPC's services under the Services Agreement, PFPC is entitled to receive from the Company a monthly administration fee at the annual rate of 0.15% of the Company's monthly average net assets up to aggregate assets of $1 billion, 0.10% of such value on the next $4 billion, and .08% on the excess net assets. In addition, Wilshire has agreed to pay PFPC an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.

For the fiscal years ended August 31, 1999, 2000 and 2001 the administration fees paid to PFPC for each Portfolio were as follows:


                          ADMINISTRATION        ADMINISTRATION        ADMINISTRATION
PORTFOLIO                  FEE PAID 1999         FEE PAID 2000          FEE PAID 2001
---------                  -------------         -------------          -------------
Large Company                 $501,171              $1,041,056            $917,864
  Growth Portfolio
Large Company                 $140,541              $139,203              $161,861
  Value Portfolio
Small Company                 $ 50,318              $50,911               $53,996
 Growth Portfolio
Small Company                 $ 86,652              $68,132               $67,821
 Value Portfolio
Wilshire 5000                 $0                    $0                    $0
 Index Portfolio

SERVICE AND DISTRIBUTION PLAN. The Service and Distribution Plan (the "Plan") of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Investment Class Shares of the Portfolios by vote of the majority of both (a) the Directors of the Company and (b) those Directors who are not interested persons of the Company (as defined in the 1940
Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Plan will continue in effect with respect to the Investment Class Shares of a Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding shares of the Investment Class of the Portfolio. The Plan may be terminated at any time with respect to the Investment Class Shares of a Portfolio by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Investment Class Shares of the Portfolio. Amounts spent on behalf of each Portfolio pursuant to such Plan during the fiscal year ended August 31, 2001, are set forth below.



                                                                  COMPENSATION
                                                                   TO BROKER
PORTFOLIO                              12B-1 AND PRINTING           DEALERS
---------                              ------------------           -------
Large Company Growth Portfolio             $25,817.09             $1,151,534.28
Large Company Value Portfolio              $ 2,501.44             $   51,949.70
Small Company Growth Portfolio             $ 1,345.78             $   10,393.94
Small Company Value Portfolio              $ 2,965.58             $   16,354.89
Wilshire 5000 Index Portfolio              $10,198.93             $  152,828.13


                                           COMPENSATION
                                             TO SALES
PORTFOLIO                                    PERSONNEL         OTHER
---------                                    ---------         -----
Large Company Growth Portfolio                  $0              $0
Large Company Value Portfolio                   $0              $0
Small Company Growth Portfolio                  $0              $0
Small Company Value Portfolio                   $0              $0
Wilshire 5000 Index Portfolio                   $0              $0

TRANSFER AND DIVIDEND DISBURSING AGENT. PFPC, P.O. Box 60488, King of Prussia, PA 19406-0488, serves as the Company's transfer agent and dividend disbursing agent.

CUSTODIAN. The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60675, serves as the Portfolio's custodian.


COUNSEL. Paul Hastings, Janofsky & Walker LLP, 535 South Flower Street, Los Angeles, California 90071-2371, serves as counsel for the Company.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as auditor for the Company.

                                 CODE OF ETHICS


The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act. The Code of Ethics restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Portfolio investment personnel.

Each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by the Portfolio. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of the Portfolio within periods of trading by the Portfolio in the same security, and a ban on short-term trading in securities. Investment personnel are required to pre-clear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, Wilshire and PFPC Distributors have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Portfolios.


                             PORTFOLIO TRANSACTIONS

Wilshire supervises the placement of orders on behalf of each Portfolio for the purchase or sale of portfolio securities. Portfolio transactions are allocated among broker-dealers in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced by the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Portfolios and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Portfolios. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Portfolios will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

Although Wilshire makes investment decisions for the Portfolios independently from those of its other accounts, investments of the kind made by the Portfolios may often also be made by such other accounts. When Wilshire buys or sells the same security at substantially the same time on behalf of the Portfolios and one or more other accounts managed by Wilshire, it allocates available investments by such means as, in its judgment, result in fair treatment. Wilshire aggregates orders for purchases and sales of securities of the same issuer on the same day among the Portfolios and their other managed accounts, and the price paid to or received by the Portfolios and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Portfolios or the size of the position purchased or sold by the Portfolios.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, each Portfolio's turnover rate generally will not exceed 80%. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, Wilshire attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.


For the fiscal years ended August 31, 1999, 2000 and 2001 the Portfolios paid total brokerage commissions as follows:

                                              1999      2000       2001
                                           ---------   -------   --------
Large Company Growth Portfolio              $187,845   $206, 974  $417,970
Large Company Value Portfolio               $ 29,188   $ 73, 431  $ 93,030
Small Company Growth Portfolio              $ 36,855   $ 20, 490  $ 19,256
Small Company Value Portfolio               $ 76,000   $ 62, 304  $ 71,967
Wilshire 5000 Index Portfolio               $ 62,049   $ 81, 317  $ 41,626

As of August 31, 2001, the Portfolios held the following securities of their regular brokers or dealers as follows:



BROKERS OR DEALERS                                   MARKET VALUE
------------------                                   ------------
LARGE COMPANY GROWTH PORTFOLIO

Morgan Stanley Dean Witter & Co.                     $6,674,085

LARGE COMPANY VALUE PORTFOLIO

JP Morgan Chase & Co.                                $2,974,542

SMALL COMPANY GROWTH PORTFOLIO

None                                                        N/A

SMALL COMPANY VALUE PORTFOLIO

None                                                        N/A

WILSHIRE 5000 INDEX PORTFOLIO

JP Morgan Chase & Co.                                $  685,166
Morgan Stanley Dean Witter & Co.                     $  517,495
Investment Technology Group, Inc.                    $   15,019

No brokerage commissions were paid to the Company's distributor. There were no spreads or concessions on principal transactions for any such period.


                                 NET ASSET VALUE

The net asset value per share of each class of each Portfolio is calculated as of the close of regular trading of the NYSE on each day the NYSE is open for trading.


Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost. In the event that the price of a security becomes unavailable from routine pricing sources as a result of extraordinary circumstances in the market in which the security is traded, Wilshire shall propose an appropriate method of valuation of such security for consideration by the Valuation Committee, as comprised in accordance with the Company's Policies and Procedures with respect to Valuation of Securities for which Market Quotations are not Readily Available. Each such method of valuation, any material change therein, or the continuation of any such method for an extended period of time shall be considered and approved at a meeting, in person or by telephone, of the Valuation Committee to determine the appropriate valuation method. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each class of shares of each Portfolio.


                          PURCHASE OF PORTFOLIO SHARES

The following information supplements should be read in conjunction with the section in the Prospectus entitled "How to Buy Portfolio Shares."


THE DISTRIBUTOR. PFPC Distributors Inc. ("the Distributor"), located at 3200 Horizon Drive, King of Prussia, PA 19406, serves as the Company's distributor pursuant to a Distribution Agreement which is renewable annually by the Board of Directors. The Distributor sells each Portfolio's shares on a continuous basis as agent, but is not obligated to sell any particular amount of shares. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company's registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.


TRANSACTIONS THROUGH SECURITIES DEALERS. Portfolio shares may be purchased and redeemed through securities dealers, which may charge a transaction fee for such services. Some dealers will place the Portfolio's shares in an account with their firm. Dealers also may require that the customer invest more than the $2,500 minimum investment, the customer not request redemption checks to be issued in the customer's name, fractional shares not be purchased, or other conditions.

There is no sales or service charge to individual investors by the Company or by the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Company. The Company understands that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; and assistance with inquiries related to their investment. Any such fees may be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of any distribution by the Portfolios. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Portfolios directly through the Distributor without any maintenance or service charges, other than those described above.

IN-KIND PURCHASES. Payments for each Portfolio's shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact PFPC. Generally, securities which are accepted by a Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purpose upon such a payment.


                         REDEMPTION OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "How to Sell Portfolio Shares."


WIRE REDEMPTION PRIVILEGE. By using this Privilege, the investor authorizes PFPC to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by PFPC to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if PFPC receives the redemption request in proper form. Redemption proceeds ($2,500 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to PFPC. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

SIGNATURES. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed if the amount redeemed exceeds $50,000, of if proceeds are to be paid to someone other than the registered holder of shares or if the investor's address of record has changed within the past 60 days. PFPC has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. PFPC may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.


REDEMPTION COMMITMENT. The Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

SUSPENSION OF REDEMPTIONS. The Company may suspend the right of redemption with respect to any Portfolio or postpone the date of payment (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                              SHAREHOLDER SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Shareholder Information."


EXCHANGES. By using the Telephone Exchange Privilege, you authorize PFPC to act on telephonic instructions from any person representing himself or herself to be you and reasonably believed by PFPC to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted.

To establish a personal retirement plan by exchange, shares of the series being exchanged must have a value of at least the minimum initial investment required for the series into which the exchange is being made. For Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the series of the Company. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

The exchange service is available to shareholders resident in any state in which shares of the series being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

The Company reserves the right to reject any exchange request in whole or in part. The exchange service may be modified or terminated at any time upon notice to shareholders.

CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS. The Company makes available to corporations a variety of prototype pension and profit-sharing plans. In addition, Wilshire makes available Keogh Plans, IRAs, including SEP-IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available. Investors can obtain details on the various plans by calling toll-free: 888-200-6796.

The custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

Shares may be purchased in connection with these plans only by direct remittance to the Plan as custodian. Purchases for these plans may not be made in advance of receipt of funds.

The minimum initial investment for corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant is $2,500 with no minimum for subsequent purchases. The minimum initial investment for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant is normally $750, with no minimum for subsequent purchases. Individuals who open an IRA may also open a non-working spousal IRA with a minimum investment of $250.

You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                        DIVIDENDS, DISTRIBUTION AND TAXES

REGULATED INVESTMENT COMPANIES


The Company's management believes that each Portfolio qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for the fiscal year ended August 31, 2001. Qualification as a regulated investment company relieves the Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

As a regulated investment company, a Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

Because the Wilshire 5000 Index Portfolio is established in part as an investment for certain insurance variable annuity contacts, the Code imposes additional diversification requirements on the Portfolio. Generally, these requirements are that at each quarter end and for 30 days thereafter no more than 55% of the Portfolio's total assets may be in any one investment, no more than 70% in any two investments, nor more than 80% in any three investments, and no more than 90% in any four investments.

A Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gains (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Portfolios intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

Dividends paid by a Portfolio from ordinary income, and distributions of the Portfolio's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Portfolios is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by a Portfolio will be eligible for the dividends received deduction only if the Portfolio has satisfied a 46-day holding period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Portfolio for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Within 60 days after the end of its taxable year, each Portfolio will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

Under the Code, any distributions designated as being made from net capital gains are taxable to a Portfolio's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by each Portfolio as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% (20% on property sold after July 28, 1997 that was held more than 18 months) for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of a Portfolio.

Any loss realized on a sale, redemption or exchange of shares of a Portfolio by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

HEDGING TRANSACTIONS

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by a Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

Offsetting positions held by a Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized to ordinary income.

If a Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. A Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by a Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, a Portfolio will recognize gain if it enters into a futures contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

OTHER TAX INFORMATION


The Portfolios may be required to withhold for U.S. federal income taxes 30.5%, 30% after December 31, 2001, of all taxable distributions payable to shareholders who fail to provide the Company with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


The Company may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Company and of shareholders of a Portfolio with respect to distributions by the Portfolio may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his or her shares below the cost of his or her investment. Such a dividend or distribution would be a return on investment in an economic sense. In addition, the Code provides that if a shareholder holds shares of the Portfolios for six months or less and has received a long-term capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received.

                             PERFORMANCE INFORMATION


For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolios. "Total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five-, and ten-year periods (or the life of the Portfolio if shorter).


Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management and is also affected by operating expenses, market conditions and the risks associated with a Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertising or marketing the shares of the Portfolios, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.

Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

INVESTMENT CLASS SHARES - AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED
8/31/01




                                                                              SINCE
                                               1 YEAR         5 YEARS       INCEPTION*+
                                               ------         -------       -----------
Large Company Growth Portfolio                 (36.33)%        13.88%        13.71%
Large Company Value Portfolio                    6.81%         11.92%        12.72%
Small Company Growth Portfolio                 (13.87)%         3.41%         9.85%
Small Company Value Portfolio                   27.28%          9.20%         9.72%
Wilshire 5000 Index Portfolio                  (25.82)%          N/A         (3.49)%


* Investment Class Shares for all Portfolios (except the Wilshire 5000 Index Portfolio) commenced operations on September 30, 1992.

+  Wilshire 5000 Index Portfolio commenced operations on February 1, 1999.


INSTITUTIONAL CLASS SHARES - AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 8/31/01


                                                                              SINCE
                                               1 YEAR         5 YEARS       INCEPTION*+
                                               ------         -------       -----------
Large Company Growth Portfolio                 (36.12)%        14.13%        15.04%
Large Company Value Portfolio                    7.08%         12.13%        12.57%
Small Company Growth Portfolio                 (13.66)%         3.59%         5.70%
Small Company Value Portfolio                   27.51%          9.36%         9.75%
Wilshire 5000 Index Portfolio                  (25.56)%          N/A         (3.23)%


* Institutional Class Shares for all Portfolios (except the Wilshire 5000 Index Portfolio) commenced operations on July 15, 1996.

+  Wilshire 5000 Index Portfolio commenced operations on February 1, 1999.

                                OTHER INFORMATION


The Company is a Maryland corporation organized on July 30, 1992. It currently has five Portfolios - Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Wilshire 5000 Index Portfolio -- each of which has several classes of shares.


Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

The Company will send annual and semi-annual financial statements to all its shareholders.

                              FINANCIAL STATEMENTS


The Company's audited financial statements for the Portfolios contained in its annual report for the fiscal year ended August 31, 2001 are incorporated into this SAI by reference in their entirety. Such financial statements have been audited by the Company's independent auditors, PricewaterhouseCoopers LLP, whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

                           WILSHIRE TARGET FUNDS, INC.

                          WILSHIRE 5000 INDEX PORTFOLIO

                             QUALIFIED CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                            (HTTP://WWW.WILFUNDS.COM)


                                DECEMBER 21, 2001


This Statement of Additional Information ("SAI") provides supplementary information for the Qualified Class Shares of the Wilshire 5000 Index Portfolio (the "Portfolio") of Wilshire Target Funds, Inc. (the "Company").


This SAI is not a prospectus, and it should be read in conjunction with the Prospectus for the Qualified Class Shares of the Portfolio dated December 21, 2001. The financial statements contained in the Portfolio's Annual Report for the fiscal year ended August 31, 2001 are incorporated by reference into this SAI. You can obtain free copies of the Prospectus and Annual Report by contacting us at: Wilshire Target Funds, Inc., P.O. Box 60488, King of Prussia, Pennsylvania 19406-0488, or calling 888-200-6796.


                               TABLE OF CONTENTS


The Portfolio                                                     2
Investment Policies and Risks                                     2
Investment Restrictions                                           8
Directors and Officers                                            9
Principal Holders of Securities                                  12
Investment Advisory and Other Services                           12
Code of Ethics                                                   15
Portfolio Transactions                                           15
Net Asset Value                                                  17
Purchase and Redemption of Shares                                17
Dividends, Distribution and Taxes                                18
Performance Information                                          20
Other Information                                                21
Financial Statements                                             22

                                  THE PORTFOLIO


The Company is a diversified, open-end investment management company that currently offers Shares of a number of series and classes, including Qualified Class Shares for the Portfolio. The Company also offers other classes of shares of the Portfolio in separate prospectuses and statements of additional information. Wilshire Associates Incorporated ("Wilshire") is the investment adviser for the portfolio. Terms not defined in this SAI have meanings Assigned to them in the Prospectus.

You cannot invest in Qualified Class Shares directly. Instead, you can participate through a variable annuity contract ("Contract") purchased by your employer from an insurance company ("Insurer") with which the Portfolio has entered into an agreement. Most often employers enter into these Contracts so they can offer their employees a way to save for retirement. Retirement Plans sponsored by employers may be entitled to tax benefits to which individual retirement plans may not be entitled. These tax benefits are fully explained in your employer's Contract disclosure document. Once you are invested in Qualified Class Shares of the Portfolio, you participate in Portfolio earnings or losses in proportion to the amount of money you invest. Depending on your employer's Contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals. Holders of Contracts ("Contract Owners") should consider their investment objectives and tolerance for risk when making an investment decision. The Portfolio's net asset value is not fixed and should be expected to fluctuate. You should consider the Portfolio as a supplement to an overall investment program and should invest only if you are willing to undertake the risks involved.


                          INVESTMENT POLICIES AND RISKS

The Portfolio may invest in the investments described below:

U.S. GOVERNMENT SECURITIES. The Portfolio may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities of various interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the Treasury, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

MONEY MARKET INSTRUMENTS. The Portfolio may invest in money market instruments, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

A certificate of deposit is a negotiable certificate requiring a bank to repay funds deposited with it for a specified period of time.

A time deposit is a non-negotiable deposit maintained in a banking institution for a specified period of time at a stated interest rate. The Portfolio will only invest in time deposits of domestic banks that have total assets in excess of one billion dollars. Time deposits held by the Portfolio will not benefit from insurance administered by the Federal Deposit Insurance Corporation.

A bankers' acceptance is a credit instrument requiring a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations in which the Portfolio may invest may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

With respect to such securities issued by foreign branches and subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by the Portfolio which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, possible seizure or nationalization of foreign deposits, the possible imposition of foreign withholding taxes on interest income, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thus determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A repurchase agreement involves risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Company's custodian or sub-custodian will hold in a segregated account the securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered, under the Investment Company Act of 1940, as amended (the "1940 Act"), to be loans by the Portfolio. To try to reduce the risk of loss on a repurchase agreement, the Portfolios will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, only with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with the custodian or sub-custodian if the value of the securities purchased decreases below the repurchase price.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers under agreement. The Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a "placing broker."

The Securities and Exchange Commission (the "SEC") currently requires that the following lending conditions must be met: (1) the Portfolio must receive at least 100% collateral from the borrower (cash, U.S. Government securities, or irrevocable bank letters of credit); (2) the borrower must increase the collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the

Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

Even though loans of portfolio securities are collateralized, a risk of loss exists if an institution that borrows securities from the Portfolio breaches its agreement with the Portfolio and the Portfolio is delayed or prevented from recovering the collateral.


COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations which, at the time of their purchase, are: (a) rated at least Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Ratings Group, F-1 by Fitch Investors Service, L.P. or D-1 by Duff & Phelps Credit Rating Co.; (b) issued by companies having an outstanding unsecured debt issue rated at least Aa3 by Moody's Investors Service, Inc. or AA- by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co.; or (c) if unrated, determined by the Company to be of comparable quality.


These instruments include variable amount master demand notes, which are obligations that permit the Portfolio to invest at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because they are direct lending arrangements between the lender and borrower, such instruments generally will not be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. If these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem its investment depends on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, Wilshire will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth above for other commercial paper issuers.

DERIVATIVES. The Portfolio may invest, to a limited extent, in "derivatives." These are financial instruments which derive their performance at least in part, from the performance of an underlying asset, index or interest rate. The derivatives the Portfolio uses are currently comprised of stock index futures and options. The Portfolio may invest in derivatives for a variety of reasons, including to hedge against certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities.

Although the Portfolio does not currently intend to invest in derivatives, it reserves the right to do so in the future. Normally, less than 5% of the Portfolio's net assets would be invested in derivatives.

Derivatives permit the Portfolio to increase, decrease or change the level of risk to which its securities are exposed in much the same way as the Portfolio can increase, decrease or change the risk of its investments by making investments in specific securities. However, derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Portfolio as a whole. Under certain market conditions, they can increase the volatility of the Portfolio's net asset value, can decrease the liquidity of the Portfolio's investments and make more difficult the accurate pricing of the of the Portfolio's shares.

In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Portfolio's performance. If the Portfolio invests in derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. The Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

When required by the SEC, the Portfolio will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times. Derivatives may be purchased on established exchanges ("exchange-traded" derivatives) or through privately negotiated transactions ("over-the-counter" derivatives). Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Wilshire will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Although the Portfolio will not be a commodity pool, derivatives subject the Portfolio to the rules of the Commodity Futures Trading Commission which limit the extent to which the Portfolio can invest in certain derivatives. The Portfolio may invest in stock index futures contracts for hedging purposes without limit. However, the Portfolio may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits and the premiums paid for unexpired commodity options, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

FUTURES TRANSACTIONS. The Portfolio may enter into futures contracts on particular securities or stock indices in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. A futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Engaging in these transactions involves risk of loss to the Portfolio which could affect the value of the Portfolio's net assets adversely. Although the Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance exists that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

Successful use of futures by the Portfolio also is subject to the ability of Wilshire to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the position being hedged and the price movements of the futures contract. For example, if the Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and published positions of the SEC, the Portfolio may be required to segregate cash or liquid assets in connection with its futures transactions in an amount generally equal to the value of the contract. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

OPTIONS. The Portfolio may write covered call options, buy put options, buy call options and write secured put options on particular securities or the Wilshire 5000 Index. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Options on stock indices are similar to options on specific securities, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to deliver this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stock.

OTHER DERIVATIVES. The Portfolio may take advantage of opportunities in the area of futures contracts and any other derivatives which presently are not contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its prospectus or SAI.

FOREIGN SECURITIES. The Portfolio may include securities of the foreign issuers included in the Wilshire 5000 Index. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

PREFERRED STOCK. The Portfolio may invest up to 5% of its assets in preferred stock. Preferred Stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES. The Portfolio may invest up to 5% of its assets in convertible securities when its appears to Wilshire that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, Wilshire places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Convertible securities may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuers convertible at stated exchange rates into common stock of the issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in a issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS AND RIGHTS. The Portfolio may invest up to 5% of its assets in warrants and rights. Warrants are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but generally are shorter in duration and are distributed by the issuer directly to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights to the assets of the issuer.

                             INVESTMENT RESTRICTIONS

The investment restrictions described below are fundamental policies of the Portfolio and cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in the Portfolio's total assets will not result in a violation of the percentage limitations. The Portfolio may not:

1. Invest in commodities, except that the Portfolio may purchase and sell options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

2. Purchase, hold or deal in real estate or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

3. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. When borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. For purposes of this investment restriction, the entry into options, forward contracts, or futures contracts, including those relating to indices and options on futures contracts or indices, will not constitute borrowing.

4. Make loans to others, except through the purchase of debt obligations and entry into repurchase agreements. However, the Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board of Directors.

5. Act as an underwriter of securities of other issuers, except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Invest more than 25% of its assets in the securities of issuers in any single industry, provided there will be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Portfolio's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. With respect to 75% of the Portfolio's assets, hold more than 10% of the outstanding voting securities of any single issuer.

9. Issue any senior security (as defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in investment restrictions No. 1 and 3 may be deemed to give rise to a senior security.

The following investment restrictions are non-fundamental and may be changed by a vote of a majority of the Company's Board of Directors. The Portfolio may not:

1. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Portfolio's net assets would be so invested.

3. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or those received as part of a merger or consolidation.

                             DIRECTORS AND OFFICERS

Under Maryland law, the business and affairs of the Portfolio and the Company are managed under the direction of the Board of Directors. Information pertaining to the Directors and officers is set forth below.

DIRECTORS

* Indicates that the Director is an "interested person" of the Company as defined in the 1940 Act.


NAME:            *Thomas D. Stevens
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Chairman of the Board, President and Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS: Senior Managing Director and Principal of Wilshire. He is the Chief Investment Officer of the Wilshire Asset Management division of Wilshire. Wilshire Asset Management is a provider of index and structured equity applications.

NAME:             Dewitt F. Bowman
AGE:              71

ADDRESS:          79 Eucalyptus Knoll, Mill Valley, California 94941
POSITION:         Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since January 1994, Pension Investment Consultant providing advice on large pension fund investment strategy, new product evaluation and integration, and large plan investment analysis and management. Currently a director of the RREEF America REIT, Dresdner RCM Capital Fund, Inc. and Dresdner RCM Equity Funds, Inc., and trustee of the Pacific Gas & Electric Nuclear Decommissioning Trust, Brandes Investment Trust and PCG Private Equity Fund.


NAME:           *Robert J. Raab, Jr.
AGE:             52

ADDRESS:         c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                 Suite 700, Santa Monica, California 90401
POSITION:        Director

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS: Senior Managing director and Principal of Wilshire for more than the past five years. He is head of Wilshire's Institutional Services Division and is responsible for Wilshire Equity, Fixed Income, Index Fund and Portfolio Accounting products.


NAME:             Anne Wexler
AGE:              70

ADDRESS:          c/o The Wexler Group, 1317 F Street, N.W., Suite 600,
                  Washington, D.C. 20004
POSITION:         Director
PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Chairman of the Wexler Group, consultants specializing in government relations and public affairs, for more than fifteen years. She is also a director of Alumax, The Dreyfus Corporation, Comcast Corporation, The New England Electric System, Nova Corporation, and sixteen mutual funds in the Dreyfus mutual fund family. In addition, she is a member of the Board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation, the Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs.


NAME:             Cynthia A. Hargadon
AGE:              46

ADDRESS:          c/o Potomac Investment Services, L.P., 3 Bethesda Metro
                  Center, Suite 530, Bethesda, Maryland 20814
POSITION:         Director
PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since June 2000, Managing Director of Potomac Asset Management Company, Inc. Prior to June 2000, Director of Investments for the National Automobile Dealers Association. From November 1996 to July 1998, President of Stable Value Investment Association, Inc., educating the public about stable value as a fixed income alternative and how to use it in the asset allocation process for defined contribution plan participants. She is also a project consultant of Johnson Custom Strategies, Inc. an independent investment services firm providing specialized asset management strategies to institutional clients. From May 1987 to November 1996, Senior Vice-President and Chief Investment Officer of ICMA Retirement Corporation, a retirement plan administrator.

For so long as the plan described in "Service and Distribution Plan" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.


The Company pays its Directors who are not "interested persons" of the Company an annual retainer of $3,000 and a fee of $2,500 per meeting. The aggregate amount of compensation paid to each current Director by the Company for the fiscal year ended August 31, 2001, is shown below:



                                      AGGREGATE
NAME OF                              COMPENSATION
DIRECTOR                          PAID BY THE COMPANY
--------                          -------------------
DeWitt F. Bowman                      $13,000
Cynthia A. Hargadon                   $13,000
Robert J. Raab, Jr.                   $     0
Thomas D. Stevens                     $     0
Anne L. Wexler                        $13,000


OFFICERS


NAME:             David R. Borger
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Vice President and Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President and Principal of Wilshire and Director of Research for its Wilshire Asset Management division for more than six years.

NAME:             James G. Shaw
AGE:              41
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President of Fund Accounting and Administration at PFPC Inc.

NAME:             Ellyn Jones
AGE:              33
ADDRESS: PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Treasurer

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Supervisor, Fund Accounting & Administration at PFPC Inc. since April 1998; prior to that worked as Assistant Controller with MSI International, Inc., a marketing research firm. Graduated with BBA in Finance from Ursinus College in 1997.

NAME:             Alan L. Manning
AGE:              52

ADDRESS:          c/o Wilshire Associates Incorporated, 1299 Ocean Avenue,
                  Suite 700, Santa Monica, California 90401
POSITION:         Secretary

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Since 1990, Vice President, Secretary and General Counsel of Wilshire.

NAME:             Mary Jane Maloney
AGE:              43
ADDRESS:          PFPC Inc., 3200 Horizon Drive,
                  King of Prussia, Pennsylvania 19406
POSITION:         Assistant Secretary

PRINCIPAL OCCUPATION FOR LAST FIVE YEARS. Vice President of Regulatory Administration at PFPC Inc. since 1997. Previously, Compliance Officer, SEI Investments Company (May 1992-September 1997).

As of November 30, 2001, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of the Portfolio. Wilshire is controlled by its President, Dennis Tito, who owns a majority of its outstanding voting stock.


                         PRINCIPAL HOLDERS OF SECURITIES


Listed below are the names and addresses of those shareholders who owned of record or beneficially 5% or more of the Qualified Class of the Portfolio as of November 30, 2001. Shareholders who have the power to vote a large percentage of shares of the Portfolio may be in a position to control the portfolio and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of the Portfolio's voting securities may be deemed a "control person," as defined by the 1940 Act.


         SHAREHOLDER                                      PERCENTAGE OWNED
         -----------                                      -----------------
Provident Mutual Life Insurance Company                        100.000
PO Box 1717
Valley Forge, PA 19482-1717


                     INVESTMENT ADVISORY AND OTHER SERVICES


EXPENSES. From time to time, Wilshire or PFPC Inc., the Company's administrator and transfer agent ("PFPC"), may waive receipt of its fees and/or voluntarily assume certain expenses of the Portfolio or the Company, which would have the effect of lowering the overall expense ratio of the Portfolio and increasing the return to investors at the time such amounts are waived or assumed, as the case may be. The Company will not pay Wilshire or PFPC for any amounts which may be waived or assumed. Each of PFPC Distributors Inc., the Company's distributor ("PFPC Distributors"), Wilshire or PFPC may bear other expenses of distribution of the shares of the Portfolio or of the provision of shareholder services to the Portfolio's shareholders, including payments to securities dealers or other financial intermediaries or service providers, out of its profits and available resources other than the advisory and administration fees paid by the Company.


All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by PFPC Distributors, Wilshire or PFPC. The expenses borne by the Company include: organizational costs; taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of PFPC Distributors, Wilshire or PFPC or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents' fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company's existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders' reports and meetings; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among all series on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of the series.


INVESTMENT ADVISORY AGREEMENT AND FEES. Wilshire provides investment advisory services to the Portfolio pursuant to an Investment Advisory Agreement dated July 11, 1996, as amended on June 8, 1998. All advisory fees are accrued daily. For the fiscal years ended August 31, 2001 and August 31, 2000, the advisory fees for the Portfolio payable to Wilshire, the reductions attributable to voluntary fee waivers, and the net fees paid with respect to the Portfolio, were as follows:


                             ADVISORY FEE PAYABLE    REDUCTION IN FEE    NET FEE PAID
                             --------------------    ----------------    ------------
2001                              $109,773              $109,773            $0
2000                              $107,392              $107,392            $0

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Portfolio under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Portfolio. Wilshire is not protected, however, against any liability to the Portfolio or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire's reckless disregard of its obligations and duties under the Advisory Agreement.


The Advisory Agreement is terminable with respect to the Portfolio without penalty on 60 days' notice by the Company's Board of Directors, by vote of a majority of the Portfolio's outstanding shares (as defined in the 1940 Act), or on at least 90 days' notice by Wilshire.

The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).


SERVICES AGREEMENT. Wilshire has entered into a Services Agreement, dated May 31, 1999, as amended September 27, 1999, with PFPC (formerly, First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, MA 01581). PFPC is an affiliate of PFPC Distributors. PFPC furnishes Wilshire with clerical help, accounting, data processing, internal auditing, legal services and certain other services as may be required by Wilshire. PFPC also: prepares tax returns, reports to the Portfolio's shareholders, and reports and filings with the SEC and state securities authorities; provides sales literature review and recommendations for compliance with the National Association of Securities Dealers, Inc. ("NASD") and SEC rules and regulations; prepares training materials for use by personnel of the Company or Wilshire; prepares ongoing compliance updates; coordinates the registration of the Company with the National Securities Clearing Corp. ("NSCC") and the filing of required Company reports with NSCC; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Company; assists in the preparation of quarterly board materials with regard to sales and other distribution related data reasonably requested by the Company's Board of Directors; and generally assists in all aspect of the Company's operations, other than providing legal or investment advice.


The Services Agreement has an initial three year term and, upon the expiration date of the initial term, the Services Agreement will automatically renew for successive terms of three years each, unless the Company or PFPC provides written notice to the other of its intent not to renew. Such notice must be received not less than 90 days and not more than 180 days prior to the expiration of the initial term or the then current renewal term. As compensation for PFPC's services under the Services Agreement, PFPC is entitled to receive from the Company a monthly administration fee at the annual rate of 0.15% of the Company's monthly average net assets up to aggregate assets of $1 billion, 0.10% of such value on the next $4 billion, and .08% on the excess net assets. In addition, Wilshire has agreed to pay PFPC an annual fee of $25,000 for each Portfolio and $2,000 for each additional class.


With respect to the Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees. For the fiscal years ended August 31, 2000 and August 31, 2001, PFPC voluntarily waived all of its fees as follows:


                                        2000       2001
                                      --------   --------
Administration and Accounting         $185,999   $189,660
Transfer Agency                       $ 42,000   $ 42,000

SERVICE AND DISTRIBUTION PLAN. The Service and Distribution Plan (the "Plan") of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Qualified Class Shares of the Portfolio by vote of the majority of both (a) the Directors of the Company and (b) those Directors who are not interested persons of the Company (as defined in the 1940
Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to it (the "Independent Directors"), in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Plan will continue in effect with respect to the Qualified Class Shares of the Portfolio only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on the plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding Qualified Class Shares of the Portfolio. The Plan may be terminated at any time with respect to the Qualified Class Shares of the Portfolio by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Qualified Class Shares of the Portfolio. Amounts spent on behalf of the Qualified Class Shares of the Portfolio pursuant to such Plan during the fiscal year ended August 31, 2001, are set forth below.


------------------------- ---------------------- ----------------------- ----------------------
                             COMPENSATION TO     COMPENSATION TO SALES
   12B-1 AND PRINTING        BROKER-DEALERS            PERSONNEL                 OTHER
------------------------- ---------------------- ----------------------- ----------------------
           $0                   $3,573.86                  $0                     $0
------------------------- ---------------------- ----------------------- ----------------------



TRANSFER AND DIVIDEND DISBURSING AGENT. PFPC, P.O. Box 60488, King of Prussia, PA 19406-0488, serves as the Company's transfer agent and dividend disbursing agent.


CUSTODIAN. The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60675, serves as the Portfolio's custodian.

COUNSEL. Paul Hastings, Janofsky & Walker LLP, 535 South Flower Street, Los Angeles, California 90071-2371, serves as counsel for the Company.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as auditor for the Company.


                                 CODE OF ETHICS


The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act. The Code of Ethics restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Portfolio investment personnel.

Each person covered by the Code of Ethics is prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by the Portfolio. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of the Portfolio within periods of trading by the Portfolio in the same security, and a ban on short-term trading in securities. Investment personnel are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, Wilshire and PFPC Distributors have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Portfolios.


                             PORTFOLIO TRANSACTIONS

Wilshire supervises the placement of orders on behalf of the Portfolio for the purchase or sale of portfolio securities. Portfolio transactions are allocated among broker-dealers in the best judgment of Wilshire and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that supplement Wilshire's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Wilshire and its fees are not reduced by the receipt of such supplemental information. Such information may be useful to Wilshire in serving both the Portfolio and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Wilshire in carrying out its obligations to the Portfolio. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

Although Wilshire makes investment decisions for the Portfolio independently from those of its other accounts, investments of the kind made by the Portfolio may often also be made by such other accounts. When Wilshire buys or sells the same security at substantially the same time on behalf of the Portfolio and one or more other accounts managed by Wilshire, it allocates available investments by such means as, in its judgment, result in fair treatment. Wilshire aggregates orders for purchases and sales of securities of the same issuer on the same day among the Portfolio and their other managed accounts, and the price paid to or received by the Portfolio and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Portfolio or the size of the position purchased or sold by the Portfolio.

Portfolio turnover may vary from year to year, as well as within a year. Under normal market conditions, the Portfolio's turnover rate generally will not exceed 80%. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, Wilshire attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.


For the fiscal years ended August 31, 2000, and 2001, the Portfolio paid total brokerage commissions of $81,317.00 and $41,626.15, respectively.

As of August 31, 2001, the Portfolio held the following securities of its regular brokers or dealers as follows:

BROKERS OR DEALERS                                              MARKET VALUE
------------------                                              ------------
Morgan Stanley Dean Witter & Co.                                 $517,495
J.P. Morgan Chase & Co.                                          $685,166
Investment Technology Group, Inc.                                $15,019


No brokerage commissions were paid to the Company's distributor. There were no spreads or concessions on principal transactions for any such period.

                                 NET ASSET VALUE

The net asset value per share of the Qualified Class of the Portfolio is calculated as of the close of regular trading of the NYSE on each day the NYSE is open for trading.


The Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost. In the event that the price of a security becomes unavailable from routine pricing sources as a result of extraordinary circumstances in the market in which the security is traded, Wilshire shall propose an appropriate method of valuation of such security for consideration by the Valuation Committee, as comprised in accordance with the Company's Policies and Procedures with respect to Valuation of Securities for which Market Quotations are not Readily Available. Each such method of valuation, any material change therein, or the continuation of any such method for an extended period of time shall be considered and approved at a meeting, in person or by telephone, of the Valuation Committee to determine the appropriate valuation method. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio's Qualified Class Shares.


                        PURCHASE AND REDEMPTION OF SHARES

The following information supplements should be read in conjunction with the section in the Prospectus entitled "Purchase and Redemption of Shares."


THE DISTRIBUTOR. PFPC Distributors, Inc. (the "Distributor"), located at 3200 Horizon Drive, King Of Prussia, Pennsylvania 19406, serves as the Company's distributor pursuant to a Distribution Agreement which is renewable annually by the Board of Directors. The Qualified Class Shares of the Portfolio are continuously offered to Insurers at the net asset value per share next determined after a proper purchase request has been received and accepted by the Company. The Distribution Agreement between the Distributor and the Company provides that the Company shall indemnify the Distributor against any liability arising out of any untrue statement of a material fact or any omission of a material fact in the Company's registration statement necessary to make the statements therein misleading, unless such liability results from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties under the Agreement.

IN-KIND PURCHASES. Payments for the Portfolio's shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for the Portfolio. For further information about this form of payment, please contact PFPC. Generally, securities which are accepted by the Portfolio as payment for the Portfolio's shares will be valued using the Portfolio's procedures for valuing its own shares at the time the Portfolio's net asset value is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Portfolio and must be delivered to the Portfolio upon receipt from the issuer. The Portfolio will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Portfolio and are not subject to any restriction on sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and (3) the Portfolio receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors who are subject to Federal taxation may realize a gain or loss for Federal income tax purpose upon such a payment.

REDEMPTION COMMITMENT. The Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Portfolio's investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred.

SUSPENSION OF REDEMPTIONS. The Company may suspend the right of redemption with respect to the Portfolio or postpone the date of payment (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                        DIVIDENDS, DISTRIBUTION AND TAXES


The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes." For a discussion of the impact on Contract Owners of income taxes an Insurer may owe as a result of its ownership of Qualified Class Shares of the Portfolio, its receipt of dividends and distributions thereon, and its gains from the purchase and sale thereof, reference should be made to your employer's Contract disclosure statement.


REGULATED INVESTMENT COMPANIES


The Company's management believes that the Portfolio qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for the fiscal year ended August 31, 2001. Qualification as a regulated investment company relieves the Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the Code. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


As a regulated investment company, the Portfolio will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that the Portfolio (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

Because the Portfolio is established in part as an investment for certain variable annuity contracts, the Code imposes additional diversification requirements on the Portfolio. Generally, these requirements are that at each quarter end and for 30 days thereafter no more than 55% of the Portfolio's total assets may be in any one investment, no more than 70% in any two investments, no more than 80% in any three investments, and no more than 90% in any four investments.

The Portfolio generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were no distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. To avoid the excise tax, the Portfolio intends to make timely distributions of their income in compliance with these requirements and anticipate that it will not be subject to the excise tax.

Any dividend or distribution paid shortly after an Insurer's purchase may have the effect of reducing the aggregate net asset value of shares below the cost of investment. Such a dividend or distribution would be a return on investment in an economic sense.

                              HEDGING TRANSACTIONS

If an insurer holds shares of the Portfolio while holding a short position in a regulated futures contract or an option in such regulated futures contract that substantially diminishes the Insurer's risk of loss in its Portfolio shares (an "offsetting position"), Internal Revenue Service regulations clarify that (i) any losses on the disposition of Portfolio shares will be required to be deferred to the extent of any unrealized appreciation in the short position and
(ii) such holding will limit the Insurer's ability to claim the corporate dividends received deduction in respect of Portfolio dividends.

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258. "Conversion transactions" are defined to include certain futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

Under Section 1256 of the Code, a gain or loss realized by the Portfolio from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures as well as from closing transactions. In addition, any such futures remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.


Offsetting positions held by the Portfolio involving financial futures may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized as ordinary income.


If the Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as "mixed straddles" if the futures transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the Code, enacted as part of the Taxpayer Relief Act of 1997, the Portfolio will recognize gain if it enters into a futures contract relating to an appreciated direct position in any stock or debt instrument, or if it acquires stock or a debt instrument at a time when the Portfolio has an offsetting appreciated position in the stock or debt instrument. Such transactions are considered to be constructive sales for income tax purposes.

                             PERFORMANCE INFORMATION


For purposes of advertising, performance may be calculated on the basis of average annual total returns and/or total returns of the Portfolio. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return in an investment in the Portfolio assuming the investment has been held for one-, five, and ten year periods (or the life of the Portfolio if shorter).


Performance will vary from time to time and past results are not necessarily representative of future results. You should remember that performance is a function of portfolio management and is also affected by operating expenses, market conditions and the risks associated with the Portfolio's objective and investment policies. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertising or marketing the shares of the Portfolio, including data from the Wilshire 5000 Index, Lipper Analytical Services, Inc., the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Morningstar, Inc. and other industry publications.

Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "nth" root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

Quotations of Portfolio total returns and yields will not reflect Contract charges and expenses. The Contract disclosure document will contain information about performance of the relevant separate account and Contract.


The Portfolio's average annual total returns (not annualized) for the periods ended August 31, 2001 were as follows:

                                          1 YEAR         SINCE INCEPTION*
                                          ------         ----------------
Wilshire 5000 Index Portfolio             (10.89)%            (6.82)%
Qualified Class Shares                    (25.90)%            (13.79)%



* Qualified Class Shares commenced operations on May 10, 2000.


                                OTHER INFORMATION


The Company is a Maryland corporation organized on July 30, 1992. It currently has five Portfolios - Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and the Portfolio -- each of which has several classes of shares.


Each share of a Portfolio has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of a Portfolio have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule. Rule 18f-3 under the 1940 Act makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule 18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class' arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.


Shareholders and Contract Owners will receive annual and semi-annual reports that include the Portfolio's financial statements.


                              FINANCIAL STATEMENTS


The Company's audited financial statements for the Portfolio contained in its annual report for the fiscal year ended August 31, 2001 is incorporated into this SAI by reference in their entirety. Such financial statements have been audited by the Company's independent auditors, PricewaterhouseCoopers LLP, whose report thereon appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing.

                           WILSHIRE TARGET FUNDS, INC.

                           PART C - OTHER INFORMATION

ITEM 23.

EXHIBITS:

(a)(1) Articles of Incorporation dated July 30, 1992 is incorporated by reference to Exhibit (1)(a)of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 ("Post-Effective Amendment No. 3").

   (2) Articles of Amendment dated August 20, 1992 to the Articles of Incorporation is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 3.

   (3) Articles Supplementary to the Articles of Incorporation classifying shares of each Series of the Fund is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996
         ("Post-Effective Amendment No. 8").

   (4) Articles of Amendment to the Articles of Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund is incorporated by reference to Post-Effective Amendment No. 8.

   (5) Articles Supplementary dated June 24, 1997 to the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 10, 1997 ("Post-Effective Amendment No. 11").

   (6) Articles Supplementary dated June 8, 1998 to the Articles of Incorporation establishing and classifying shares of the Wilshire 5000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A which was filed on November 2, 1998 ("Post-Effective Amendment No. 13").

   (7) Articles Supplementary dated June 7, 1999 to the Articles of Incorporation reclassifying shares of the Wilshire 5000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A which was filed on July 2, 1999 ("Post-Effective Amendment No. 16").

(b)(1) By-Laws dated July 30, 1992, as revised September 17, 1992, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 3.

   (2) Amended By-Laws dated September 9, 1996, as subsequently amended October 1, 1996, are incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 10 to the

         Registration Statement on Form N-1A which was filed on October 30, 1996 ("Post-Effective Amendment No. 10").

(c)      Not Applicable.

(d)(1) Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated relating to the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios dated July 11, 1996 is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 10.

   (2) Letter Amendment to the Investment Advisory Agreement between the Fund and Wilshire Associates Incorporated dated June 8, 1998 relating to the Wilshire 5000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 13.

(e) Distribution Agreement between the Fund and PFPC Distributors, Inc., dated December 31, 2000 is filed herein.

(f)      Not Applicable.

(g)(1) Custody Agreement between the Fund and The Northern Trust Company dated June 3, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

   (2) Letter Agreement between the Fund and The Northern Trust Company dated November 5, 1996 is incorporated herein by reference to Post-Effective Amendment No. 11.

(h)(1) Services Agreement between the Fund and PFPC Inc. (formerly, First Data Investor Services Group, Inc.) dated May 31, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A which was filed on October 15, 1999 ("Post-Effective Amendment No. 17").

   (2) Amendment to Services Agreement between the Fund and PFPC Inc. (formerly First Data Investor Services Group, Inc.) dated September 27, 1999 is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A which was filed on December 22, 1999.

(i)      Not Applicable.

         Consent of PricewaterhouseCoopers LLP is filed herein.

(k)      Not Applicable.

(l) Purchase Agreement between the Company and Wilshire Associates Incorporated dated November 6, 1998 relating to the Wilshire 5000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 13.

(m)(1) Service and Distribution Plan under Rule 12b-1, for Qualified Class shares, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

   (2) Service and Distribution Plan under Rule 12b-1, for Horace Mann Class shares, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

   (3) Amended and Restated Service and Distribution Plan under Rule 12b-1, adopted as of June 3, 1997 is incorporated herein by reference to Post-Effective Amendment No. 11.

(n)      Not Applicable.

(o) Amended and Restated Rule 18f-3(d) Plan, adopted as of June 7, 1999 is incorporated herein by reference to Post-Effective Amendment No. 16.

(p)(1)   Amended and Restated Code of Ethics of the Fund is filed herein.

   (2) Amended and Restated Code of Ethics of Wilshire Associates Incorporated is filed herein

(Other) Power of Attorney of the Directors dated December 10, 2001 is filed herein.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Not Applicable.

ITEM 25.   INDEMNIFICATION

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference is also made to the Distribution Agreement filed as Exhibit (e).

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The list required by this Item 26 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36233).

ITEM 27.   PRINCIPAL UNDERWRITERS


     (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of November 12, 2001:

                   AB Funds Trust
                   AFBA 5 Star Funds
                   Columbia Common Stock Fund, Inc.
                   Columbia Growth Fund, Inc.
                   Columbia International Stock Fund, Inc.
                   Columbia Special Fund, Inc.
                   Columbia Small Cap Fund, Inc.
                   Columbia Real Estate Equity Fund, Inc.
                   Columbia Balanced Fund, Inc.
                   Columbia Daily Income Company
                   Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                   Columbia High Yield Fund, Inc.
                   Columbia National Municipal Bond Fund, Inc.
                   Columbia Strategic Value Fund, Inc.
                   Columbia Technology Fund, Inc.
                   Deutsche Asset Management VIT Funds
                   Forward Funds, Inc
                   The Galaxy Fund
                   The Galaxy VIP Fund
                   Galaxy Fund II
                   GAMNA Series Funds, Inc.
                   Harris Insight Funds Trust
                   Hillview Investment Trust II
                   International Dollar Reserve Fund I, Ltd.
                   Kalmar Pooled Investment Trust
                   LKCM Funds
                   Matthews International Funds
                   McM Funds
                   Metropolitan West Funds
                   New Covenant Funds, Inc.
                   Pictet Funds
                   The RBB Fund, Inc.
                   RS Investment Trust
                   RWB/WPG U.S. Large Stock Fund
                   Stratton Growth Fund, Inc.
                   Stratton Monthly Dividend REIT Shares, Inc.
                   The Stratton Funds, Inc.

                   Tomorrow Funds Retirement Trust
                   Trainer, Wortham First Mutual Funds
                   Undiscovered Managers Funds
                   Weiss, Peck & Greer Funds Trust
                   Weiss, Peck & Greer International Fund
                   Whitehall Funds Trust
                   Wilshire Target Funds, Inc.
                   WPG Growth and Income Fund
                   WPG Tudor Fund
                   WT Investment Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                   BlackRock Provident Institutional Funds
                   BlackRock Funds, Inc.


          Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    Northern Funds Trust
                    Northern Institutional Funds Trust


          Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    The Offit Investment Fund, Inc
                    The Offit Variable Insurance Fund, Inc.


          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                    ABN AMRO Funds

     PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

     The information required by this Item 27(b) with respect to each director, officer or partner of PFPC Distributors, Inc. ("PFPC Distributors") is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors with the SEC pursuant to the Securities Act of 1934 (File No. 8-46564). No director, officer, or partner of PFPC Distributors holds a position or office with the Registrant.

(c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

     1.   PFPC Inc.
          3200 Horizon Drive
          King of Prussia, PA 19406-0903
          (records relating to its function as fund accounting, transfer agent and administrator)

     2.   PFPC Distributors, Inc.
          3200 Horizon Drive
          King of Prussia, PA 19406-0903
          (records relating to its functions as distributor)

     3.   The Northern Trust Company
          50 LaSalle Street
          Chicago, Illinois 60675
          (records relating to its function as custodian)

     4.   Wilshire Associates Incorporated
          1299 Ocean Avenue
          Suite 700
          Santa Monica, CA 90401
          (records relating to its function as investment adviser)

ITEM 29.   MANAGEMENT SERVICES

           Not Applicable.

ITEM 30.   UNDERTAKINGS

           Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Wilshire Target Funds, Inc., certifies that this Post-Effective Amendment No. 21 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 18th day of December, 2001.

           WILSHIRE TARGET FUNDS, INC.

           BY: /s/ Thomas D. Stevens
               ----------------------
               Thomas D. Stevens
               PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                 TITLE                                         DATE
/s/ Thomas D. Stevens      President, Chairman of the Board,             December 18, 2001
---------------------      and Director (Principal Executive
Thomas D. Stevens          Officer)

/s/ David R. Borger        Treasurer (Principal Financial Officer)       December 18, 2001
---------------------
David R. Borger

*                          Director                                      December 18, 2001
---------------------
DeWitt F. Bowman

*                          Director                                      December 18, 2001
---------------------
Cynthia A. Hargardon

*                          Director                                      December 18, 2001
---------------------
Robert J. Raab, Jr.


*                          Director                                      December 18, 2001
---------------------
Anne L. Wexler

*BY:  /s/ MARY JANE MALONEY                                              December 18, 2001
         Mary Jane Maloney,
         as Attorney-in-Fact and Agent pursuant to Power of Attorney

                                  EXHIBIT INDEX



ITEM      EXHIBIT

(e) Distribution Agreement between the Fund and PFPC Distributors, Inc. dated December 31, 2000

(j)       Consent of PricewaterhouseCoopers LLP

(p)(1)    Amended and Restated Code of Ethics of the Fund

(2)       Amended and Restated Code of Ethics of Wilshire Associates
          Incorporated

Other     Power of Attorney for the Directors dated December 10, 2001